Bryce Capital Funds
95 Allens Creek Road
Building 1, Suite 201
Rochester, NY 14618

October 27, 2010

Dear Shareholder:

On behalf of the Board of Trustees of the Bryce Capital Funds (the ‘Trust’), we are pleased to invite you to a special meeting of shareholders (the ‘Special Meeting’) of the Bryce Capital Growth Fund and Bryce Capital Value Fund (the ‘Bryce Capital Funds’), each a series of the Trust, to be held on Tuesday November 23, 2010, at 10:00 a.m. Eastern time at the offices of the Trust, 95 Allens Creek Road, Building 1, Suite 201, Rochester, NY 14618.

At the Special Meeting, you will be asked:

1.
To approve, by a separate vote of the shareholders of each of the Bryce Capital Funds, an Agreement and Plan of Reorganization, dated as of August 6, 2010 between the Trust, on behalf of the Bryce Capital Funds, and the Dblaine Investment Trust, on behalf of the Dblaine Fund, a series of the Dblaine Investment Trust (the ‘Reorganization’); and

2.	To transact such other business as may properly come before the meeting or any adjournment thereof.

If the Reorganization is approved by the shareholders of each of the Bryce Capital Funds, shareholders of the Bryce Capital Funds will become shareholders of Class A shares of the Dblaine Fund on the date of the Reorganization.  The Reorganization is expected to occur on or about November 30, 2010.  The management of the Bryce Capital Funds believes that the shareholders of the Bryce Capital Funds will benefit from potentially lower expenses because economies of scale can be realized more quickly by the Dblaine Fund, and will benefit from the advisory services provided by the adviser to the Dblaine Fund.

If the Reorganization is not approved by shareholders of both of the Bryce Capital Funds, the Board of Trustees of the Trust will consider other options, which may include liquidating the Bryce Capital Funds or holding another shareholders' meeting to request a vote on the same or modified proposal(s).  The Reorganization will not proceed without approval of the shareholders of both of the Bryce Capital Funds, voting separately.

The Board of Trustees of the Trust recommends that you vote FOR the proposal.

The details of the proposed Reorganization are set forth in the combined Proxy Statement/Prospectus that accompanies this letter.  We encourage you to read it thoroughly.  In addition, we have included a list of commonly asked questions and answers on the next several pages.  Shareholders may cast their votes according to the instructions provided in the enclosed proxy materials.

Your vote is important to us regardless of the number of shares you own.  To conduct the Special Meeting, a majority of shares must be represented in person or by proxy.  Please vote promptly.  If you have any questions on the Reorganization, please call 585-586-8100.

Sincerely,

Edmond Sheidlower
President
Bryce Capital Funds

QUESTIONS AND ANSWERS RELATING TO THE PROPOSED REORGANIZATION

While we encourage you to read the full text of the enclosed Proxy Statement/Prospectus, below is a brief overview and discussion of the proposed reorganization, which will require your vote.

Q.	What are shareholders being asked to vote on at the upcoming Special Meeting on November 23, 2010?

A.
You are being asked to approve the proposed reorganization (the ‘Reorganization’) of the Bryce Capital Growth Fund and the Bryce Capital Value Fund (the ‘Bryce Capital Funds’ or the ‘Funds’) into the Dblaine Fund, a series of Dblaine Investment Trust.  If the Reorganization is approved by the shareholders, shareholders of the Bryce Capital Funds will become shareholders of Class A shares of the Dblaine Fund on the date of the Reorganization.

Q.	Why has the Reorganization been proposed?

A.
The investment adviser to the Bryce Capital Funds has informed the Board of Trustees that it will no longer manage the Bryce Capital Funds after the date of the proposed Reorganization.  Additionally, there are potential benefits for the shareholders such as economies of scale created by potential asset growth, although there can be no assurance that economies of scale will be achieved.  The Reorganization has been structured with the intention that it will qualify, for federal income tax purposes, as a tax-free transaction.

Q.	How do the investment objectives and principal investment strategies of the Bryce Capital Funds and the Dblaine Fund compare?

A.
The investment objective of each of the Bryce Capital Funds and the Dblaine Fund are similar.  The Bryce Capital Funds' investment objectives are to seek capital appreciation, one by growth and the other by value investing.  The Dblaine Fund's investment objective is to achieve capital growth and income.  The principal investment strategies of the funds are also similar.  Each of the funds invests primarily in equity securities.  However, the funds differ with respect to the criteria used by each investment adviser to select securities to purchase and to sell.  These and other differences are discussed more fully in the combined Proxy Statement/Prospectus accompanying this question and answer summary.

Q.	Will there be any changes in the portfolio managers following the proposed Reorganization?

A.
Yes. David B. Welliver, the portfolio manager for the Dblaine Fund, will continue as portfolio manager after the Reorganization.  Mr. Sheidlower, portfolio manager of the Bryce Capital Funds, will resign and will not have any role in the management of the Dblaine Fund.

Q.	What will happen to my existing shares?

A.
If the Reorganization is approved, you will become a shareholder of the Dblaine Fund on the date of the Reorganization.  Your shares of one or both of the Bryce Capital Funds, as the case may be, will be exchanged for Class A shares of the Dblaine Fund.  The new shares you receive will have the same total dollar value as your current shares immediately prior to the Reorganization so that the dollar value of your investment will remain exactly the same.  New shares will only be issued in book entry form and will not be issued in certificate form.

Q.	Will I incur any transaction costs as a result of the Reorganization?

A.
No.  Shareholders will not incur any transaction costs, e.g., sales charges or redemption fees, as a result of the Reorganization.  Shareholders who receive Class A shares of the Dblaine Fund as a result of the Reorganization will be eligible to purchase additional Class A shares of the Dblaine Fund without incurring the sales charges normally associated with the Class A shares.  However, shareholders who open new accounts with the Dblaine Fund following the Reorganization will be subject to Class A sales charges on shares on Class A shares purchased in new accounts.

Q.	Who will pay for the expenses of the Reorganization?

A.
The expenses of the Reorganization, which include the costs of legal and audit services in connection with the Reorganization, of printing and mailing a Proxy Statement/Prospectus, and of deregistering Bryce Capital Funds with the SEC and terminating Bryce Capital Funds under Delaware law will be paid by Dblaine Capital, LLC, the adviser to the Dblaine Fund.

Q.	Will the Reorganization create a taxable event for me?

A.
No.  The Reorganization is intended to qualify as a tax-free transaction for federal income tax purposes.  Bryce Capital Funds will receive an opinion from Blank Rome LLP to this effect as a condition of the Reorganization.  Shareholders should consult their own tax advisers concerning the potential tax consequences of the Reorganization to them, including foreign, state and local tax consequences.

Q.	How do the Total Fund Operating Expenses and Net Fund Operating Expenses of the Bryce Capital Funds and the Dblaine Fund compare?

A.	The Dblaine Fund's annual expense ratio, after expense limitations and fee waivers by Dblaine Fund's adviser will be lower than each Bryce Fund's expense ratio.

Q.	What are the investment minimums for the Class A shares of the Dblaine Fund?

A.
Class A shares of the Dblaine Fund have an initial investment minimum of $1,000.  However, existing Bryce Capital Funds shareholders who receive shares as part of the Reorganization will be exempted from the investment minimums.  Please note that if you subsequently close your account, you will need to satisfy the applicable investment minimums if you decide to purchase Class A shares of the Dblaine Fund at a later date.

Q.	What is the timetable for the Reorganization?

A.	If approved by shareholders at the Special Meeting, the Reorganization is expected to occur on or about November 30, 2010.

Q.	What happens if the Reorganization is not approved?

A.
If the Reorganization is not approved by shareholders of both of the Bryce Capital Funds, the Board of Trustees of Bryce Capital Funds will consider other options, which may include liquidating the Bryce Capital Funds or holding another shareholders' meeting to request a vote on the same or modified proposal(s).  The Reorganization will not proceed without approval of the shareholders of both of the Bryce Capital Funds, voting separately.

Q.	Has the Bryce Capital Funds Board of Trustees approved the Reorganization?

A.
Yes.  The Bryce Capital Funds Board of Trustees has determined that the Reorganization is in the Bryce Capital Funds shareholders' best interests and recommends that you vote in favor of the Reorganization.

Q.	What will happen if there are not enough votes to approve the Reorganization?

A.
It is important that we receive your signed proxy card to ensure that there is a quorum for the Special Meeting.  If we do not receive your vote after several days, you may be contacted by officers of Bryce Capital Funds, employees of Bryce Capital Management, LLC, or other service providers or proxy solicitors, who will remind you to vote your shares and help you return your proxy.

Q.           How do I sign the proxy card?

A.	INDIVIDUAL ACCOUNTS: Shareholders should sign exactly as their names appear on the account registration shown on the card.

JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown on the account registration shown on the card.

ALL OTHER ACCOUNTS: The person signing must indicate his or her capacity.  This can be shown in the form of the account registration itself or by the individual executing the proxy card.

For example, a trustee for a trust should include his or her title when he or she signs, such as ‘Jane Doe, Trustee’; or an authorized officer of a company should indicate his or her position with the company, such as ‘John Smith, President.’

Q.	Who should I call with questions about this proxy?

A.	If you have any questions regarding this proxy, please contact Bryce Capital Funds by calling 585-586-81400.

Please vote the enclosed proxy ballot card promptly.  Your vote is very important!

BRYCE CAPITAL GROWTH FUND
BRYCE CAPITAL VALUE FUND

each a series of

BRYCE CAPITAL FUNDS
95 Allens Creek Road, Building 1, Suite 201
Rochester, NY 14618

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
to be held on November 23, 2010

Notice is hereby given that a special meeting of shareholders (the ‘Special Meeting’) of the Bryce Capital Growth Fund and Bryce Capital Value Fund (the ‘Bryce Capital Funds’), each a series of Bryce Capital Funds (the ‘Trust’), will be held on November 23, 2010 at 10:00 a. m. Eastern time at the offices of Bryce Capital Funds, 95 Allens Creek Road, Building 1, Suite 201, Rochester, NY 14618 for the purpose of considering the proposals set forth below:

1.
To approve, by a separate vote of the shareholders of each of the Bryce Capital Funds, an Agreement and Plan of Reorganization, dated as of August 6, 2010 between the Trust, on behalf of the Bryce Capital Funds, and the Dblaine Investment Trust, on behalf of the Dblaine Fund, a series of the Dblaine Investment Trust (the ‘Reorganization’); and

2.	To transact such other business as may properly come before the meeting or any adjournment thereof.

Your attention is directed to the accompanying Proxy Statement/Prospectus for further information regarding the Special Meeting and the proposals above.  You may vote at the Special Meeting (or any adjournments thereof) if you are the record owner of shares of the Bryce Capital Growth Fund and/or Bryce Capital Value Fund as of the close of business on September 30, 2010 (the ‘Record Date’).  If you attend the Special Meeting, you may vote your shares in person.  Even if you do not attend the Special Meeting, you may authorize your proxy by following the instructions on the voting instruction card for authorizing your proxy by simply completing, signing and returning the enclosed proxy card by mail in the postage-paid envelope provided.

Your vote is very important to us. Whether or not you plan to attend the Special Meeting in person, please vote the enclosed proxy. If you have any questions, please contact the Trust for additional information by calling toll-free 1-866-62BRYCE.

By Order of the Board of Trustees,

Edmond Sheidlower
President

October 27, 2010

Shareholders who do not expect to attend the Special Meeting are requested to complete, sign, date and return the accompanying proxy card in the enclosed envelope, which needs no postage if mailed in the United States.  Instructions for the proper execution of the proxy are set forth immediately following this notice and on the proxy card.  It is important that you vote promptly.

INSTRUCTIONS FOR SIGNING PROXY CARDS

The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense to the Trust in validating your vote if you fail to sign your proxy card properly.

1.	Individual Accounts: Sign your name exactly as it appears in the registration on the proxy card.

2.	Joint Accounts: Either party may sign the proxy card. Party signing should sign exactly as shown in the registration on the proxy card.

3.	All Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:

Registration                                                                Valid Signature

Corporate Accounts

(1)           ABC Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .                                                                           ABC Corp.

(2)           ABC Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .                                                                            John Doe, Treasurer

(3)	ABC Corp.

c/o John Doe, Treasurer . . . . . . . . . . . . . . . .	John Doe

(4)           ABC Corp. Profit Sharing Plan . . . . . . . . . .                                                                          John Doe, Trustee

Trust Accounts

(1)           ABC Trust . . . . . . . . . . . . . . . . . . . . . . . . . .                                                                           Jane B. Doe, Trustee

(2)	Jane B. Doe, Trustee
u/t/d 12/28/78 . . . . . . . . . . . . . . . . . . . . . . . .	Jane B. Doe

Custodial or Estate Accounts

(1)	John B. Smith, Cust.
f/b/o John B. Smith, Jr. UGMA . . . . . . . . . .	John B. Smith

(2)           Estate of John B. Smith . . . . . . . . . . . . . . . .                                                                          John B. Smith, Jr., Executor

PROXY STATEMENT/PROSPECTUS

Relating to the acquisition of the assets and liabilities of
Bryce Capital Growth Fund
Bryce Capital Value Fund
each a series of

BRYCE CAPITAL FUNDS
95 Allens Creek Road
Building 1, Suite 201
Rochester, NY 14618
1-866-62BRYCE
(1-866-622-7923)

by and in exchange for shares of

Dblaine Fund
a series of
DBLAINE INVESTMENT TRUST
806 Harvest Trail
Buffalo, MN 55313
(800) 628-4077

October 25, 2010

This Proxy Statement/Prospectus is furnished in connection with the solicitation of proxies by the Board of Trustees (‘Trustees’ or ‘Board’) of Bryce Capital Funds (the ‘Bryce Capital Trust’ or the ‘Trust’) in connection with a Special Meeting of shareholders of the Bryce Capital Growth Fund and the Bryce Capital Value Fund (the ‘Bryce Capital Funds’), each a series of the Trust, to be held on November 23, 2010 at 10:00 a.m. Eastern time at the offices of the Trust, 95 Allens Creek Road, Building 1, Suite 201, Rochester, NY 14618.  At the Special Meeting, shareholders of the Bryce Capital Funds will be asked to consider and approve the following proposals:

Proposals

1.
To approve, by a separate vote of the shareholders of each of the Bryce Capital Funds, an Agreement and Plan of Reorganization, dated as of August 6, 2010 between the Trust, on behalf of the Bryce Capital Funds, and the Dblaine Investment Trust, on behalf of the Dblaine Fund, a series of the Dblaine Investment Trust (the ‘Reorganization’); and

2.	To transact such other business as may properly come before the meeting or any adjournment thereof.

A copy of the Agreement and Plan of Reorganization (the ‘Plan’) is attached as Exhibit A.  After the Reorganization is complete, the Bryce Capital Funds and the Trust will be liquidated.  The Reorganization is expected to be effective on or about November 30, 2010.

The Trust’s Board believes that the Reorganization is in the best interest of the Bryce Capital Funds and that the interests of the Bryce Capital Funds' shareholders will not be diluted as a result of the Reorganization.  For federal income tax purposes, the Reorganization is intended to be structured as a tax-free transaction for the Bryce Capital Funds and their shareholders.

The Bryce Capital Funds are each a series of the Trust, a trust created under the laws of Delaware that is registered with the U.S. Securities and Exchange Commission (the ‘SEC’) as an open-end management investment company.  The Dblaine Fund is a series of the Dblaine Investment Trust, an Ohio business trust that is registered with the SEC as an open-end management investment company.  The Bryce Capital Trust currently consists of two separate series, the Bryce Capital Growth Fund and the Bryce Capital Value Fund.  The Dblaine Investment Trust consists of one series, the Dblaine Fund.  Dblaine Capital, LLC serves as the Dblaine Fund’s investment manager (the ‘Adviser’).  Bryce Capital Management, LLC (‘Bryce Capital Management’) serves as the investment adviser to the Bryce Capital Funds.

This Proxy Statement/Prospectus, which you should read carefully and retain for future reference, sets forth concisely the information that you should know about the Bryce Capital Funds and the Dblaine Fund and the Reorganization.  The prospectus for the Bryce Capital Funds, which is dated October 31, 2009, as supplemented December 23, 2009 and as may be further amended, has been filed with the SEC and is incorporated herein by reference.  The prospectus for the Dblaine Fund, dated December 30, 2009, as amended August 4, 2010 and as supplemented September 27, 2010, is included with this Proxy Statement/Prospectus.

A Statement of Additional Information dated October 25, 2010 relating to this Proxy Statement/Prospectus and the Reorganization has been filed with the SEC and is incorporated by reference into this Proxy Statement/Prospectus.  Additional information relating to the Bryce Capital Funds is contained in its Statement of Additional Information dated August 4, 2010, as may be amended, and the Bryce Capital Funds’ Annual Report to their shareholders for the fiscal year ended June 30, 2010.  Additional information relating to the Dblaine Fund is contained in its Semi-Annual Report to shareholders for the fiscal period ended February 28, 2010, and in its Statement of Additional Information dated August 4, 2010.  These Statements of Additional Information, Annual Report and Semi-Annual Report have been filed with the SEC.

For a free copy of any of the documents described above, you may call 1-866-62BRYCE (1-866-622-7923), or you may write to the Bryce Capital Trust at the address listed on the cover of this Proxy Statement/Prospectus.  In addition, these documents may be obtained from the EDGAR database on the SEC’s Internet site at www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call (202) 551-8090.  You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to:  Securities and Exchange Commission, Public Reference Section, 100 F Street, NE, Washington, DC 20549-0102.  You may also obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

This Proxy Statement/Prospectus and the enclosures are expected to be sent to shareholders on or about October 27, 2010.

An investment in the Funds is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (‘FDIC’) or any other government agency. An investment in the Funds involves investment risk, including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

SYNOPSIS	1
The Reorganization
Comparison of the Investment Objectives and Strategies of the Bryce Capital Funds and Dblaine Fund
Fees and Expenses
Comparison of Sales Load and Distribution Arrangements
Comparison of Purchase and Redemption Procedures; Exchange Procedures; Dividends, Distributions and Pricing
Federal Income Tax Consequences
PRINCIPAL RISK FACTORS	8
INFORMATION ABOUT THE REORGANIZATION	10
Material Features of the Agreement and Plan of Reorganization (the ‘Plan’)
Reasons For Reorganization
Shareholder Rights, Description of the Securities to be Issued
Capitalization
ADDITIONAL INFORMATION ABOUT THE DBLAINE FUND AND THE BRYCE CAPITAL FUNDS CAPITAL FUNDS	14
Comparison of Investment Objectives, Principal Investment Strategies, and Portfolio Management
Comparison of Fundamental Investment Restrictions
VOTING MATTERS	19
General Information
Voting Rights and Required Vote
Record Date and Outstanding Shares
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	23
Control Persons
Principal Shareholders
ADDITIONAL INFORMATION	23
Adviser
Principal Underwriter
Fund Administration and Transfer Agency Services
Custodians
Auditors
Anti-Money Laundering
FINANCIAL HIGHLIGHTS	24
APPENDIX A
Form of Agreement and Plan of Reorganization

SYNOPSIS

The Reorganization.

The Reorganization involves the transfer of all of the assets and liabilities of the Bryce Capital Funds to the Dblaine Fund in exchange for Class A Shares of the Dblaine Fund.  The transfer of assets by the Bryce Capital Funds will occur at such assets’ then-current market value as determined in accordance with the Bryce Capital Funds' valuation procedures.  Class A Shares of the Dblaine Fund will be distributed to shareholders of the Bryce Capital Funds in exchange for the assets of the Bryce Capital Funds.  After completion of the Reorganization, each shareholder of the Bryce Capital Funds will own Class A Shares of the Dblaine Fund equal in dollar value to the current net asset value of such shareholder’s shares of the Bryce Capital Funds.  Following completion of the Reorganization, the Bryce Capital Funds and the Bryce Capital Trust will be liquidated and their registration under the Investment Company Act of 1940 (the ‘1940 Act’) will be terminated.  Additionally, the Bryce Capital Trust will be dissolved under Delaware state law.

The Reorganization is intended to be a tax-free transaction for federal income tax purposes.  This means that shareholders of the Bryce Capital Funds will become shareholders of the Dblaine Fund without realizing any gain or loss for federal income tax purposes.  This also means that the Reorganization will be a tax-free transaction for the Dblaine Fund.

The implementation of the Reorganization is subject to a number of conditions set forth in the Plan.  Among the more significant conditions is the receipt by the Funds of an opinion of Blank Rome LLP to the effect that the Reorganization will be treated as a tax-free transaction to the Funds and their shareholders for federal income tax purposes, as described further below.  For more information about the Reorganization, see ‘Information About the Reorganization’ below.

The expenses of the Reorganization, which include the costs of legal and audit services in connection with the Reorganization, of printing and mailing a Proxy Statement/Prospectus, and of deregistering the Bryce Capital Trust with the SEC and terminating the Bryce Capital Trust under Delaware law will be paid by the Adviser.

Comparison of the Investment Objectives and Strategies of the Bryce Capital Funds and Dblaine Fund.
The Bryce Capital Funds and Dblaine Fund have similar investment objectives.  The investment objective of each of the Bryce Capital Funds is capital appreciation, one by growth and the other by value investing.  The investment objective of the Dblaine Fund is capital growth and income.

The Bryce Capital Funds and the Dblaine Fund pursue similar investment strategies as described in the table below:

	Bryce Capital Growth Fund	Bryce Capital Value Fund	Dblaine Fund
Investment Strategies	Investing in the common stock, ADRs, and convertible debt of issuers that the Fund’s adviser believes have above average growth potential.	Investing in the common stock of issuers that the Fund’s adviser has identified as undervalued.	Investing in common stock, preferred stock and American Depositary Receipts (‘ADRs’) that are trading below what the fund’s adviser believes to be the security’s fair value.

For further information about the Funds’ investment objectives and strategies, see ‘Comparison of the Funds — Investment Objectives, Principal Investment Strategies, and Portfolio Management’ below.

Fees and Expenses.

The following table sets forth: (i) the fees and expenses of each of the Bryce Capital Funds as of June 30, 2010; (ii) the fees and expenses of the Class A Shares of the Dblaine Fund as of September 22, 2010; and (iii) the estimated fees and expenses of the Class A Shares of the Dblaine Fund on a pro forma basis after giving effect to the Reorganization, based on pro-forma combined assets as of September 22, 2010.

During the period from the commencement of Dblaine Fund operations on December 30, 2009 to September 21, 2010, the Adviser voluntarily waived its management fee and reimbursed Dblaine Fund expenses so that total annual fund operating expenses after fee waiver and reimbursement were zero.  As a result, Dblaine Fund shareholders incurred no net fund operating expenses during that period.  The effect of this voluntary fee waiver and expense reimbursement is not presented in the table below.  Effective, September 22, 2010, the Adviser contractually agreed to waive its management fee and pay or absorb the ordinary annual operating expenses of the Fund until at least September 30, 2011 (including offering expenses, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), to the extent that they exceed 1.25% per annum of the Fund's average daily net assets attributable to Class A shares of the Fund.  Additionally, the Adviser has contractually agreed to extend its agreement to waive its management fee and pay or absorb the ordinary annual operating expenses of the Fund for a period of one year following the closing date of the Reorganization.

Fund Fees and Expenses of the Bryce Capital Growth Fund, the Bryce Capital Value Fund, and the Dblaine Fund

Shareholder Fees (fees paid directly from your investment)	Bryce Capital Growth Fund	Bryce Capital Value Fund	Dblaine Fund Class A Shares	Pro Forma Dblaine Fund Class A Shares after Reorganization
Maximum Sales Charge (Load) Imposed on Purchases1	None	None	5.00%	5.00%
Maximum Deferred Sales Charge (Load)	None	None	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None
Redemption Fee2	2.00%	2.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	1.00%	1.00%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.00%	0.00%	0.25%	0.25%
Other Expenses	2.96%	2.73%	49.80%3	1.70%
Total Annual Fund Operating Expenses	3.96%	3.73%	50.65%	2.55%
Fee Waiver and Reimbursement	--	--	(49.40%)	(1.30%)4
Total Annual Fund Operating Expenses after Fee Waiver and Reimbursement	3.96%	3.73%	1.25%	1.25%
1	The front-end sales charge and deferred sales charge will be waived for all Bryce Capital Funds' shareholders receiving Dblaine Fund shares in connection with the Reorganization.
2	A wire transfer fee of $20 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Shareholders will receive prior notice of any change in the fee.
3	Estimated during the Dblaine Fund's first fiscal year.
4
The Adviser and the Dblaine Fund have entered into an expense limitation and reimbursement agreement under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary annual operating expenses of the Dblaine Fund for a period of one year following the closing date of the Reorganization (including offering expenses, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), to the extent that they exceed 1.25% per annum of the Fund's average daily net assets attributable to Class A shares of the Fund.  The expense limitation and reimbursement agreement may be terminated only by the Dblaine Fund’s Board of Trustees, on 60 days written notice to the Adviser.  Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below specified limits, within three years of when the amounts were waived or recouped, as calculated from the effective date of the expense limitation and reimbursement agreement.

Expense Examples.

The following Expense Examples are intended to help you compare the cost of investing in the Bryce Capital Funds with the cost of investing in the Dblaine Fund.  Each Example assumes that you invest $10,000 in each fund for the time period indicated and then redeem all of your shares at the end of those periods.  Each Example also assumes that your investment has a 5% return each year.  These are examples only, and do not represent future expenses, which may be greater or less than those shown below.

	1 Year	3 Years	5 Years	10 Years

Bryce Capital Growth Fund	$398	$1,207	$2,032	$4,172
Bryce Capital Value Fund	$375	$1,140	$1,925	$3,976

Pro Forma – Dblaine Fund Class A Shares after Reorganization	$127	$670	$1,239	$2,788

The projected post-Reorganization pro forma Annual Fund Operating Expenses and Example Expenses presented above are based on numerous material assumptions, including that certain fixed costs involved in operating the Bryce Capital Funds will be eliminated.  Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved because expenses depend on a variety of factors, including the future level of the Dblaine Fund’s assets, many of which are beyond the control of the Dblaine Fund, Dblaine Capital, LLC (the Dblaine Fund's investment adviser, herein after the ‘Adviser’), and Bryce Capital Management.

Comparison of Sales Load and Distribution Arrangements

Each of the Bryce Capital Funds offers one class of shares that does not charge a front-end sales load at the time of purchase or a contingent-deferred sales load at the time of redemption.  The Dblaine Fund offers two classes of shares:  Class A and Class C.  The Dblaine Fund’s Class A Shares charge a front-end load of 5.00% at the time of purchase and a contingent deferred sales load of 1.00% at the time of redemption.  These loads will be waived for the Bryce Capital Funds shareholders who receive Class A Shares of the Dblaine Fund in connection with the Reorganization.  Subsequent purchases of Class A Shares by shareholders of the former Bryce Capital Funds will not be subject to a front-end sales load at the time of purchase, provided the purchase is made in an existing account.  Shareholders who open a new account with the Dblaine Fund following the Reorganization will be subject to a sales charge on Class A Shares purchased in the new account.  The Dblaine Fund’s Class C Shares do not charge front-end or contingent deferred sales loads.  The Dblaine Fund’s Class A and Class C Shares have each adopted plans pursuant to Rule 12b-1 under the 1940 Act.  Pursuant to the plans, the Class A and Class C Shares of the Dblaine Fund may pay certain third parties fees at an annual rate of up to 0.25% and 1.00%, respectively, of their average daily net assets for the provision of distribution and/or shareholder support services.  Each Bryce Capital Fund also has adopted a plan pursuant to Rule 12b-1 and each may pay certain third parties fees at an annual rate of up to 0.25% of their average daily net assets for the provision of distribution and/or shareholder support services.  However, the Rule 12b-1 Plans for each of the Bryce Capital Funds were dormant during the fiscal year ended June 30, 2010.

Comparison of Purchase and Redemption Procedures; Exchange Procedures; Dividends, Distributions and Pricing.

Procedures for purchasing and selling shares of the Dblaine Fund are substantially similar to those of the Bryce Capital Funds.  Each Fund permits the purchase of shares through the mail, by wire transfer, or through a financial intermediary.  The Bryce Capital Funds require a minimum initial investment of $2,500; however, Bryce Capital Management has waived the minimum investment requirement since July 1, 2005.  Additional investments are subject to a $100 minimum.  Each of the Bryce Capital Funds also permits investors to exchange their shares of one of the Bryce Capital Funds for shares of the other of the Bryce Capital Funds at no cost to the investor.  The Dblaine Fund requires a minimum initial investment of $1,000 and $50 for subsequent share purchases.

Additionally, each Fund intends to pay out as dividends substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carry-forwards). Each Fund’s policy is to (i) declare and pay distributions of its dividends and interest annually and (ii) distribute net short-term capital gains and net long-term gains annually.

The Funds determine their net asset value per share as of the close of regular trading hours on the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Each  Fund has adopted procedures for valuing portfolio assets.  The table below describes how each Fund prices its shares and values its portfolio securities.

Bryce Capital Funds	Dblaine Fund
Share Price.  The price you pay for your shares is based on the Fund’s NAV.  The NAV is calculated by subtracting its liabilities from the closing fair market value of its total assets and dividing the result by the total number of shares outstanding on that day.  Fund liabilities include accrued expenses and dividends payable, and its total assets include the market value of the portfolio securities as well as income accrued by not yet received.

Shares of the Bryce Capital Funds are offered without a sales charge.

Share Price.  Class A shares are offered at their public offering price, which is NAV plus the applicable sales charge.  The sales charge varies, depending on how much is invested.  There are no sales charges on reinvested distributions.  The following sales charges apply to purchases of Class A shares, but will be waived for all Bryce Capital Funds shareholders receiving Dblaine Fund shares in connection with the Reorganization:

Amount Invested	Sales Charge as a % of Offering Price	Sales Charge as a % of Amount Invested	Dealer Reallowance
Under $100,000	5.00%	5.26%	4.50%
$100,000 to $250,000	3.50%	3.63%	3.00%
$250,001 to $500,000	2.50%	2.56%	2.00%
$500,001 to $4,999,999	1.50%	1.52%	1.00%
$5,000,000 or more	None	None	None

Fair Valuation.  The value of each Fund’s assets is based on the current market value of its investments.  For securities with readily available market quotations, each Fund uses those quotations to price a security. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.  If a security does not have a readily available market quotation, each Fund values the security based on fair value, as determined in good faith in accordance with the guidelines established by the Trust’s Board of Trustees.  The Trust’s Board of Trustees has established fair value pricing procedures.  Each Fund may use pricing services to assist in the determination of market value.  Foreign securities may trade during hours and on days that the NYSE is closed and when each Fund’s NAV is not calculated.  Although each Fund’s NAV may be affected, investors will not be able to purchase or redeem shares on these days.

Fair Valuation.  The Fund's assets are generally valued at their market value using market quotations, unless market quotes are unavailable.  The Fund may use pricing services to determine market value.  If market prices are not readily available or, in the Adviser’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser will value the Fund's assets at their fair value according to policies approved by the Fund's Board of Trustees.  For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Adviser may need to price the security using the Fund's fair value pricing guidelines.  Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of the long term investors.  Securities trading on overseas markets present time zone arbitrage opportunities when events effecting portfolio security values occur after the close of the overseas market, but prior to the close of the U.S. market.  Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short term traders.  Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.  The Fund will invest in other investment companies (‘Underlying Funds’).  The Fund's NAV is calculated based, in part, upon the market prices of the Underlying Funds in its portfolio, and the prospectuses of those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.  Because foreign securities trade on days when Fund shares are not priced, the value of securities held by the Fund can change on days when Fund shares are not priced, the value of securities held by the Fund can change on days when Fund shares cannot be purchased or redeemed.

The Fair Valuation policies of the Dblaine Fund and the Bryce Capital Funds are substantially similar.

Each of the Bryce Capital Funds assesses a redemption fee equal to 2% of the net amount of the redemption on the redemption of its shares that are held for less than 5 business days.  Redemption fees will be paid to the respective Fund to help offset transaction costs.  Each of the Bryce Capital Funds uses the first-in, first-out method to determine the 5-business day holding period.  Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account.  If this holding period is less than 5 business days, the redemption fee will be assessed.  The Dblaine Fund assesses a 1.00% early redemption fee on shares held less than 30 days.

Federal Income Tax Consequences

Each Fund intends to qualify as of the effective time of the transaction as a ‘regulated investment company’ under the Internal Revenue Code of 1986, as amended (the ‘Code’).  Accordingly, each of the Funds has been, and expects to continue to be, relieved of all or substantially all federal income taxes.  Consummation of the transaction is subject to the condition that the Bryce Capital Trust receive an opinion from Blank Rome LLP, subject to appropriate factual assumption and customary representations, to the effect that for federal income tax purposes:

(i)           The acquisition by the Dblaine Fund of all of the assets of the Bryce Capital Funds in exchange for the Dblaine Fund shares to be issued, as described in the Plan, and the assumption by the Dblaine Fund of the liabilities of the Bryce Capital Funds, followed by the distribution by the Bryce Capital Funds to their shareholders of the Dblaine Fund shares in complete liquidation of the Bryce Capital Funds, should qualify as a reorganization within the meaning of Section 368(a)(1)(C) of the Code, and the Bryce Capital Funds and the Dblaine Fund each will be a ‘party to the reorganization’ within the meaning of Section 368(b) of the Code;

(ii)           No gain or loss will be recognized by any of the Bryce Capital Funds upon the transfer of all of its assets to, and assumption of its liabilities by, the Dblaine Fund in exchange solely for the Dblaine Fund shares pursuant to Section 361(a) and Section 357(a) of the Code;

(iii)           No gain or loss will be recognized by the Dblaine Fund upon the receipt by it of all of the assets of the Bryce Capital Funds in exchange solely for voting shares of the Dblaine Fund (to be issued in accordance with Section 1 hereof) and the assumption by the Dblaine Fund of the liabilities of the Bryce Capital Funds pursuant to Section 1032(a) of the Code;

(iv)           No gain or loss will be recognized by any of the Bryce Capital Funds upon the distribution of the Dblaine Fund shares to their shareholders in complete liquidation of the Bryce Capital Funds (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code;

(v)           The basis of the assets of the Bryce Capital Funds received by the Dblaine Fund will be the same as the basis of these assets to the Bryce Capital Funds immediately prior to the exchange pursuant to Section 362(b) of the Code;

(vi)           The holding period of the assets of the Bryce Capital Funds received by the Dblaine Fund will include the period during which such assets were held by the Bryce Capital Funds pursuant to Section 1223(2) of the Code;

(vii)           No gain or loss will be recognized by the shareholders of the Bryce Capital Funds upon the exchange of their Bryce Capital Funds shares for voting shares (including fractional shares to which they may be entitled) of the Dblaine Fund, pursuant to Section 354(a) of the Code;

(viii)           The basis of the Dblaine Fund shares received by the shareholders of the Bryce Capital Funds in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will be the same as the basis of the Bryce Capital Funds shares exchanged therefor pursuant to Section 358(a)(1) of the Code;

(ix)           The holding period of the Dblaine Fund shares received by the shareholders of the Bryce Capital Funds in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will include the holding period of the Bryce Capital Funds shares surrendered in exchange therefor, provided that the Bryce Capital Funds shares were held as a capital asset on the date of the Reorganization pursuant to Section 1223(1) of the Code; and

(x)           The Dblaine Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the ‘Income Tax Regulations’) the items of Bryce Capital Funds described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the Income Tax Regulations.

Neither the Bryce Capital Trust nor the Dblaine Trust has sought a tax ruling from the Internal Revenue Service (‘IRS’).  The opinion of counsel is not binding on the IRS nor does it preclude the IRS from adopting a contrary position.

Capital losses can generally be carried forward to each of the eight (8) years succeeding the loss year to offset future capital gains.  The Dblaine Fund will inherit the tax attributes of the Bryce Capital Funds, including any available capital loss carryforwards, as of the closing date of the Reorganization (the ‘Closing’).  In general, it is not expected that any such capital loss carryforwards will be subject to an annual limitation for federal income tax purposes in connection with the Reorganization because the Reorganization should either: (i) qualify as a type ‘F’ tax-free reorganization under the Code, including a mere change in identity, form or place of reorganization of one corporation, however effected; or (ii) not involve more than a 50% change of ownership.

After the Reorganization, shareholders will continue to be responsible for tracking the adjusted tax basis and holding period for shares for federal income tax purposes.  You should consult your tax advisor regarding the effect, if any, of the Reorganization in light of your individual circumstances.  You should also consult your tax advisor about the state and local tax consequences, if any, of the Reorganization because this discussion only relates to the federal income tax consequences.

Although the Bryce Capital Funds have similar investment objectives and principal strategies as the Dblaine Fund, some portion of the Bryce Capital Funds’ securities holdings may be sold prior to or immediately following the Reorganization.  To the extent that the Bryce Capital Funds’ securities holdings are sold prior to the Reorganization, the proceeds of such sales will be held in temporary investments or reinvested in assets that the Dblaine Fund may hold.    The sale of securities either prior to the Reorganization or shortly thereafter could result in the Bryce Capital Funds or the Dblaine Fund realizing gains (which may be taxable) or losses that would not otherwise have been realized but for the Reorganization.  Such a sale of assets and the reinvestment of the proceeds would involve brokerage and other transactional costs.

PRINCIPAL RISK FACTORS

The Bryce Capital Funds and Dblaine Fund have many of the same principal risks of investments as set forth in the table below.

Management risk	The strategy used by the Funds’ portfolio managers may fail to achieve the intended results and may entail more risk than other stock funds.
Company risk	The value of the Funds may decrease in response to the activities and financial prospects of an individual company in their portfolios.
Market capitalization risk
Market capitalization, which is the total market value of an issuer’s outstanding stock, is often used to classify issuers based on size.  Securities of smaller issuers tend to be subject to more abrupt and erratic price movements than securities of larger issuers, in part because they may have limited product lines, markets or financial resources and may be dependent upon a relatively small management group.

Market risk
Overall stock market risks may also affect the value of the Funds.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.  The securities markets have experienced periods of high volatility since 2007.

Sector risk
If the Funds’ portfolios are overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Funds than a fund that is not overweighted in that sector.  Such portfolios will also be more sensitive to market, political, regulatory and economic factors affecting those sectors.

Foreign risk
The Funds could be subject to greater risks because their performance may depend on factors other than the performance of securities of U.S. issuers.  Changes in foreign economies and political climates are more likely to affect the Funds than a mutual fund that invests exclusively in U.S. dollars and U.S. Issuers.  The value of foreign currency denominated securities or foreign currency contracts is also affected by the value of the local currency relative to the U.S. dollar.  There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign currency denominated securities.  The value of foreign investments, including foreign currency denominated investments, may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations.  In addition, foreign brokerage commissions, custody fees and other costs of investing in foreign securities are generally higher than in the United States.  Investments in foreign issues, whether denominated in U.S. dollars or foreign currencies, could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.

The Bryce Capital Growth Fund is subject to the following additional risk:

Growth risk
The rate of growth of the Fund’s securities may not be at a rate that is suitable to the Fund’s investment objective, as determined by the Bryce Capital Management.  The return on growth stocks may or may not move in tandem with the returns on other styles of investing or the stock market.  Growth stocks may be particularly susceptive to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments.  Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions.

The Bryce Capital Value Fund is subject to the following additional risk:

Value risk
A value style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock markets.

The Dblaine Fund is subject to the following additional risks:

Limited History of Operations risk
The Fund is a new mutual fund and has a limited history of operation.  In addition, the Adviser has not previously managed a mutual fund.  Mutual funds and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the Adviser’s management of individual and institutional accounts.  As a result, investors cannot judge the Adviser by its track record of managing a mutual fund and the Adviser may not achieve its intended result in managing the Fund.

Portfolio Turnover risk
A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs.  Active trading of securities may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.  The Fund’s portfolio turnover rate is expected to be above 100% annually.

INFORMATION ABOUT THE REORGANIZATION

Material Features of the Agreement and Plan of Reorganization (the ‘Plan’)

The Plan sets forth the terms and conditions of the Reorganization.  Certain provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, a form of which is attached as Exhibit A to this Proxy Statement/Prospectus.

At the consummation of the Reorganization, which is expected to occur at the close of business on or about November 30, 2010, (the ‘Effective Time’), all of the assets and liabilities of the Bryce Capital Funds will be transferred to the Dblaine Fund in exchange for Class A Shares of the Dblaine Fund, such that at and after the Effective Time, the assets and liabilities of the Bryce Capital Funds will become the assets and liabilities of the Dblaine Fund.  The transfer of assets by the Bryce Capital Funds will occur at their then-current market value as determined in accordance with the Bryce Capital Funds’ valuation procedures and shares of the Dblaine Fund to be issued to the Bryce Capital Funds shall be valued at their then-current net asset value determined in accordance with the Dblaine Fund’s valuation procedures.  Class A Shares of the Dblaine Fund will be distributed to shareholders of the Bryce Capital Funds in exchange for the shareholders shares of the Bryce Capital Funds.  After completion of the Reorganization, each shareholder of the Bryce Capital Funds will own Class A Shares of the Dblaine Fund equal in value to the current net asset value of such shareholder’s shares of the Bryce Capital Funds.  The front-end sales load applicable to Class A Shares of the Dblaine Fund will not be charged for the shares received in the Reorganization.  Following the completion of the Reorganization, the Bryce Capital Funds will be liquidated and the registration of the Bryce Capital Trust and the Bryce Capital Funds under the 1940 Act will be terminated.

The Plan provides that the Bryce Capital Funds’ Board of Trustees will declare a dividend or dividends, as necessary, with respect to each of the Bryce Capital Funds prior to the Effective Time.  This dividend, together with all previous dividends, will have the effect of distributing to the shareholders of each of the Bryce Capital Funds all undistributed ordinary income earned and net capital gains recognized up to and including the time at which the net asset value of each of the Bryce Capital Funds is determined for purposes of the Reorganization (the ‘Valuation Date’).  The shareholders of each of the Bryce Capital Funds will recognize ordinary income and capital gains with respect to this distribution and such income and gains may be subject to federal, state and/or local taxes.

The stock transfer books of the Bryce Capital Trust with respect to the Bryce Capital Funds will be permanently closed as of the close of business on the Valuation Date, which is the day immediately preceding the Effective Time.  Redemption requests received thereafter by the Bryce Capital Trust with respect to the Bryce Capital Funds will be deemed to be redemption requests for shares of the Dblaine Fund issued pursuant to the Plan.  Any special options relating to a shareholder’s account in any of the Bryce Capital Funds will transfer over to the Dblaine Fund without the need for the shareholder to take any action.

The Reorganization is subject to a number of conditions as set forth in the Plan.  The Bryce Capital Trust or the Dblaine Trust (whichever is entitled to the benefit thereof), by consent of its Board or an officer authorized by the Board, may waive any condition to the obligations of the Bryce Capital Funds or the Dblaine Fund under the Plan.  The Plan may be terminated, and the Reorganization abandoned, at any time prior to the Closing: (i) by mutual consent by the Bryce Capital Trust and the Dblaine Trust; (ii) by the Dblaine Trust if certain conditions have not been fulfilled or waived by it; and (iii) by the Bryce Capital Trust if certain conditions have not been fulfilled or waived by it.  The Plan provides further that the Plan may be amended only by mutual consent of the Bryce Capital Trust and the Dblaine Trust in writing.

The expenses of the Reorganization, which include the costs of legal and audit services in connection with the Reorganization, of printing and mailing a Proxy Statement/Prospectus, and of deregistering the Bryce Capital Trust with the SEC and terminating the Bryce Capital Trust under Delaware law will be paid by Dblaine Capital, LLC, the adviser to the Dblaine Fund.

Reasons For Reorganization.

The Bryce Capital Funds’ Board considered the Reorganization at a meeting held on May 17, 2010, and approved the Plan.  In considering the Plan, the Board received information from representatives of the Dblaine Trust detailing the Reorganization, including: (i) the specific terms of the Plan, including information regarding comparative expenses; (ii) the proposed plans for ongoing management, distribution and operation of the Dblaine Fund; (iii) the management, financial position and business of the Adviser and its affiliates; and (iv) the impact of the Reorganization on the Bryce Capital Funds and their shareholders.  In approving the Reorganization, the Board of the Bryce Capital Funds determined that (i) participation in the Reorganization is in the best interest of the Bryce Capital Funds’ shareholders; and (ii) the interests of the Bryce Capital Funds’ shareholders will not be diluted as a result of the Reorganization.

In making this determination, the Board of the Bryce Capital Funds considered a number of factors, including the following:

•
That Bryce Capital Management, the adviser to the Bryce Capital Funds, intends to resign as the investment adviser of the Bryce Capital Funds because it had recently entered into a transaction to sell its separately managed account business to another registered investment adviser in the Rochester, NY area and contemplates that, in connection with such transaction, that it will eventually merge the legal entity into such registered investment adviser.

•	That the investment objectives, strategies, and risks of the Bryce Capital Funds and the Dblaine Fund are similar;
•	That the management fees with respect to the Dblaine Fund are less than the management fees with respect to each of the Bryce Capital Funds;
•
That the total expense ratio of the Dblaine Fund, after taking into account the voluntary expense reimbursements by the Adviser then in effect as of May 17, 2010, is expected to be lower than the total expense ratio of each of the Bryce Capital Funds;

•	That the shareholders of the Bryce Capital Funds will likely benefit from economies of scale as a result of the Adviser's efforts to increase the size of the Dblaine Fund;
•	That the Reorganization is intended to be tax-free for federal income tax purposes for shareholders of each of the Bryce Capital Funds; and
•	That the Bryce Capital Funds’ shareholders will not bear any costs of the Reorganization.

Shareholder Rights, Description of the Securities to be Issued

Each of the Bryce Capital Funds is organized as a series of the Bryce Capital Trust, which is a trust organized under the laws of the State of Delaware.  The Dblaine Fund is organized as a series of the Dblaine Trust, which is an Ohio business trust.  Each of the funds is authorized to issue an unlimited number of shares of beneficial interest.  The shares of the Bryce Capital Funds have par value of $0.001 per share while the shares of the Dblaine Fund have no par value.  The operations of the Bryce Capital Funds and the Dblaine Fund are governed by their trust documents; by-laws; and Delaware and Ohio state law, respectively.  Each Fund must also adhere to the 1940 Act, the rules and regulations promulgated by the SEC thereunder, and any applicable state securities laws.

Each of the trusts is governed by a board of trustees.  The composition of the boards of trustees differs between the two trusts, both in terms of membership and the number of independent trustees.  The funds indemnify their respective trustees and officers against liabilities and expenses incurred in connection with their proceedings relating to their positions with the Fund, except if the trustee or officer would otherwise be subject to liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Under the Bryce Capital Trust’s trust agreement, the Bryce Capital Funds’ shareholders have the power to vote (i) for the election of Trustees, (ii) with respect to any contract as to which shareholder approval is required by the 1940 Act, (iii) with respect to certain amendments of the declaration of trust, and (iv) with respect to such additional matters as required by the 1940 Act, the by-laws or applicable provisions of Delaware law.

Under the Dblaine Trust’s declaration of trust, the Dblaine Fund’s shareholders have the power to vote only (i) for the election or removal of Trustees, (ii) with respect to any contract as to which Shareholder approval is required by the 1940 Act, (iii) with respect to certain terminations or reorganizations of the Trust or any series, (iv) with respect to certain amendments of the declaration of trust, (v) to the same extent as the stockholders of an Ohio business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders, and (vi) with respect to such additional matters relating to the Trust as may be required by the 1940 Act, the declaration of trust, the by-laws or any registration of the Trust with the SEC (or any successor agency) or any state, or as the trustees may consider necessary or desirable.

Neither Fund is required to hold an annual shareholder meeting.  A special meeting of the Dblaine Fund may be called by its Board or upon the written request of shareholders owning at least 25% of the shares entitled to vote; a special meeting of the Bryce Capital Funds may be called by its Board of Trustees or upon the shareholders of a series or class holding in the aggregate not less than 10% of the outstanding shares of such series or class.  If a shareholder meeting is held, shareholders of the Dblaine Fund are entitled to 30 days’ notice and shareholders of the Bryce Capital Funds are entitled to not less than 10 days’ and not more than 90 days’ notice.  For shareholder votes at a meeting of the Bryce Capital Funds, one-third of the interests of the Trust constitute a quorum, and for shareholder votes at a meeting of the Dblaine Fund, a majority of the interests of the Trust constitute a quorum.  For the Bryce Capital Funds, the votes of a majority of the interests of the Trust present at a shareholder meeting shall constitute the action of the shareholders. The Dblaine Fund typically requires a majority vote of the shares present to decide any questions related to a particular matter, except a plurality shall elect a trustee.

A shareholder who wishes to submit a proposal for consideration for inclusion in the Dblaine Investment Trust’s proxy statement for the next meeting of shareholders (if any) should send his or her written proposal to the Dblaine Investment Trust’s offices at 806 Harvest Trail, Buffalo, MN  55313, so that it is received within a reasonable time in advance of any such meeting in order to be included in the Dblaine Investment Trust’s proxy statement and proxy card relating to that meeting and presented at the meeting.  A shareholder proposal may be presented at a meeting of shareholders only if such proposal satisfies the requirements of the applicable federal proxy rules, state law, and other governing instruments.  The Bryce Capital Funds have adopted a similar policy.

Capitalization.

The capitalization table, as of June 30, 2010 for the Bryce Capital Funds and as of June 30, 2010 for the Dblaine Fund, sets forth the capitalization of the Dblaine Fund, and the estimated capitalization of the Dblaine Fund as adjusted to give effect to the proposed Reorganization.  The following are examples of the number of shares of the Dblaine Fund that would have been exchanged for the shares of the Bryce Capital Funds if the Reorganization had been consummated on June 30, 2010 and do not reflect the number of shares or value of shares that would actually be received if the Reorganization, as depicted, occurs.  Each shareholder of the Bryce Capital Funds will receive the number of full and fractional shares of the Dblaine Fund equal in dollar value to the value (as of the last Valuation Date) of the shares of the Bryce Capital Funds.  The Dblaine Fund will be the accounting survivor for financial statement purposes.

	Bryce Capital Growth Fund	Bryce Capital Value Fund	Dblaine Fund*	Pro Forma Dblaine Fund after Reorganization (estimated)

Net assets	$4,254,171	$4,311,288	$295,186	$8,860,645
Total shares outstanding	374,586	582,268	31,371	941,620
Net asset value per share	$ 11.36	$ 7.40	$ 9.41	$ 9.41
* As of June 30, 2010; unaudited.

This information is for informational purposes only.  There is no assurance that the Reorganization will be consummated.  Moreover, if consummated, the capitalization of the Bryce Capital Funds and the Dblaine Fund is likely to be different at the Effective Time as a result of daily share purchase and redemption activity in the Funds. Accordingly, the foregoing should not be relied upon to reflect the number of shares of the Dblaine Fund that actually will be received on or after such date.

ADDITIONAL INFORMATION ABOUT THE
DBLAINE FUND AND THE BRYCE CAPITAL FUNDS

Comparison of Investment Objectives, Principal Investment Strategies, and Portfolio Management

The investment objectives, principal investment strategies, and portfolio management of the funds are similar.  The following table describes such objectives, strategies and management:

	Bryce Capital Funds	Dblaine Fund
Investment Objectives	The investment objective of each of the Bryce Capital Funds is capital appreciation.	The investment objective of the Dblaine Fund is capital growth and income.
Principal Investment Strategies
The Bryce Capital Growth Fund seeks to achieve its investment objective by investing at least 80% of its net assets in a diversified portfolio of equity securities of U.S. and foreign issuers that Bryce Capital Management believes offer above average growth and which meet the fund’s valuation and quality standards.  For the purposes of the fund, equity securities include common stock and securities convertible into common stock.  The fund’s adviser applies a ‘bottoms up,’ growth–oriented approach, focusing on the market price of an issuer’s equity securities relative to the adviser’s evaluation of that issuer’s future earnings stream and cash flow potential.

The Bryce Capital Value Fund seeks to achieve its investment objective by investing at least 80% of its net assets in an equally weighted portfolio of the common stock of approximately 50 issuers that have been identified by the fund’s adviser as being undervalued.  The adviser generally considers those common stocks listed in the Wilshire 5000 Index for inclusion in the fund’s investment portfolio, but may invest in the common stock of issuers that are not listed in the Wilshire 5000 Index.   In selecting portfolio securities, the adviser looks for those issuers whose stock prices are below what the adviser considers to be the fair market value using both a qualitative analysis and a quantitative analysis.  The adviser purchases stocks of these undervalued issuers and holds them until either their stock price reflects the anticipated fair market value or until the fundamental and technical outlook for the common stock changes.

Under normal circumstances, the Dblaine Fund invests primarily in equity securities of U.S. and foreign issuers that are trading below what the Adviser has determined to be the fair value for the security.  Equity securities are defined as common stock, preferred stock, and American Depositary Receipts (ADRs) or other similar receipts that represent ownership in the securities of foreign issuers.  The fund's objective of income will be achieved through the dividends received on equity securities owned by the fund.
The Adviser utilizes a proprietary three strategy quantitative screening process that starts with approximately 4,500 stocks that are traded on domestic and foreign exchanges.  The quantitative analysis involves over 100 investment and economic related variables and compares the data in such a way to identify companies that are, or have the potential to experience, higher relative investment returns.  One screening strategy focuses on large cap companies as defined by the S&P 500 Index and that are often described as value-oriented companies.  A second strategy focuses on companies with market capitalization of $150 million or more and exhibit qualities of growth and value-oriented companies.  The third strategy focuses on large cap companies as defined by the S&P 500 Index and that are often described as growth-oriented companies.  Based on the output from the three quantitative strategies, and through additional technical screening of the companies using criteria such as historical return on equity, profitability and growth rates, the Adviser reduces the universe of eligible securities to approximately 200 companies that, in the Adviser's opinion, offer potential for higher relative investment returns.  From this universe, the Adviser conducts both fundamental and technical analysis (that is looking at historical performance of the companies and analyzing factors such as management expertise, competition, financial strength and demand for the products or services offered by the companies) on a company-by-company basis to identify the approximately 70 holdings that the Adviser believes are best poised for growth.  While the fund will tend to invest in larger capitalization companies, the fund may also invest in small to mid-sized companies when the Adviser determines that such companies offer a more attractive prospect for growth than larger sized companies.
Holdings are typically sold once the price of the security reaches what the Adviser determines is its fair value.  Holdings may also be sold in the event the Adviser identifies other investments that offer greater potential for growth or investment return.  This may result in a high rate of portfolio turnover and a larger portion of any net gains being realized as short-term capital gains.

Portfolio Management
Edmond D. Sheidlower is a Principal of Bryce Capital Management and lead Portfolio Manager.  In 1999, Mr. Sheidlower co-founded the firm.  Mr. Sheidlower is a graduate of Hobart College in Geneva, NY and holds a Bachelor of Arts degree in Economics.  Mr. Sheidlower has earned the Chartered Mutual Fund Counselor designation. Mr. Sheidlower is in his 22nd year in the investment management business. Following the Reorganization, Mr. Sheidlower may earn greater revenues as a result of the Reorganization and may be considered to have an interest in the transaction.

David B. Welliver has served as a portfolio manager for the fund since its inception in 2009.  Mr. Welliver founded the Adviser in 2005 and has served as the firm's Chief Executive and Chief Investment Officers since the firm's inception.  Mr. Welliver is solely responsible for the Adviser’s investment strategy decisions and client account management.  Mr. Welliver has 24 years of investment experience, beginning his career working for Dean Witter Reynolds in 1984.  In 1992, Mr. Welliver joined Rothschild Investment Advisers, Inc. (later named Welliver Rothschild Investment Advisers, Inc.) as Chief Executive Officer and Chief Investment Officer.  Mr. Welliver remained at Welliver Rothschild until 1997.  From 1997 until founding the Adviser in 2005, Mr. Welliver served as an independent investment consultant and provided investment performance measurement services.

Comparison of Fundamental Investment Restrictions

The fundamental investment restrictions of the Bryce Capital Funds and the Dblaine Fund are substantially similar.  The following table describes such fundamental investment restrictions:

	Bryce Capital Funds	Dblaine Fund
Borrowing	The Bryce Capital Funds will not borrow money, except from banks for temporary or emergency purposes in amounts not exceeding 5% of the value of the respective fund’s assets at the time of borrowing.
The Dblaine Fund will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the fund’s total assets at the time when the borrowing is made.  As of the date of this Proxy Statement/Prospectus, the Dblaine Fund does not have any borrowings and does not have any plans to borrow money.

Senior Securities	The Bryce Capital Funds will not issue senior securities.
The Dblaine Fund will not issue senior securities.  This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the fund, provided that the fund’s engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

Underwriting
The Bryce Capital Funds will not underwrite the distribution of securities of other issuers, or acquire ‘restricted’ securities that, in the event of a resale, might be required to be registered under the Securities Act of 1933, as amended.

The Dblaine Fund will not act as underwriter of securities issued by other persons.  This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the fund may be deemed an underwriter under certain federal securities laws.

Real Estate
The Bryce Capital Funds will not purchase or sell real estate or real estate loans or real estate limited partnerships, although it may invest in marketable securities of companies that invest in real estate or interests in real estate;

The Dblaine Fund will not purchase or sell real estate.  This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate.  This limitation does not preclude the fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

Commodities	The Bryce Capital Funds will not invest in commodities, or invest in futures or options on commodities.
The Dblaine Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments.  This limitation does not preclude the fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.  As of the date of this Proxy Statement/Prospectus, the Dblaine Fund does not have any such investments.

Loans	The Bryce Capital Funds will not lend money (but this restriction shall not prevent the funds from investing in debt securities or repurchase agreements, or lend its portfolio securities).
The Dblaine Fund will not make loans to other persons, except:  (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing nonpublicly offered debt securities.  For purposes of this limitation, the term ‘loans’ shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

Concentration	The Bryce Capital Funds will not invest more than 25% of their respective assets (valued at time of investment) in securities of companies in any one industry.
The Dblaine Fund will not invest 25% or more of its total assets in a particular industry or group of industries.  This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

Diversification
The Bryce Capital Funds will not acquire securities of any one issuer that at the time of investment (a) represents more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer.

The Dblaine Fund will not invest in the securities of any issuer if, immediately after such investment, less than 75% of the total assets of the fund will be invested in cash and cash items (including receivables), government securities, securities of other investment companies or other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the total assets of the fund and to not more than 10% of the outstanding voting securities of such issuer.

In addition to the above fundamental investment restrictions, the Bryce Capital Funds will not make margin purchases or short sales of securities; invest in companies for the purpose of management or the exercise of control; or invest in oil, gas or other mineral exploration or development programs, although they may invest in marketable securities of companies engaged in oil, gas or mineral exploration.  In addition to the above fundamental investment restrictions, the Dblaine Fund has non-fundamental investment restrictions that may be changed by its Board of Trustees without shareholder approval, including, but without limitation, that the Fund will not purchase securities or evidences of interest thereon on ‘margin.’  The Fund may also engage in short sales of securities, although it has no short positions as of the date of this Proxy Statement/Prospectus.

More information about the Bryce Capital Funds and the Dblaine Fund is included in: (i) the Bryce Capital Funds’ Prospectus and related Statement of Additional Information, each dated October 31, 2009, as supplemented December 23, 2009, and as they may be subsequently amended, which are incorporated by reference herein and considered a part of this Proxy Statement/Prospectus; (ii) the Dblaine Fund’s Prospectus, dated December 30, 2009, as amended August 4, 2010, and as supplemented September 27, 2010, which accompanies this Proxy Statement/Prospectus and is incorporated by reference and considered a part of this Proxy Statement/Prospectus; (iii) the Statement of Additional Information dated August 4, 2010, as it may be amended, relating to the Dblaine Fund’s Prospectus; and (iv) the Statement of Additional Information dated October 25, 2010 relating to this Proxy Statement/Prospectus, which is incorporated by reference herein.

You may request free copies of the Bryce Capital Funds’ Prospectus or Statement of Additional (including any supplement) by calling 1-866-62BRYCE (1-866-622-7923) or by writing via U.S. mail to Bryce Capital Management, LLC, 95 Allens Creek Road, Building 1, Suite 201, Rochester, NY 14618.  You may request free copies of the Dblaine Fund’s Prospectus, Statement of Additional Information or the Statement of Additional Information relating to this Proxy Statement/Prospectus, by calling 1-800-628-4077, or by writing to Dblaine Fund, c/o Commonwealth Fund Services, Inc., 8730 Stony Point Pkwy, Suite 205, Richmond, Virginia 23235.

This Proxy Statement/Prospectus, which constitutes part of a Registration Statement filed by the Dblaine Trust with the SEC under the Securities Act of 1933, as amended, omits certain information contained in such Registration Statement.  Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information with respect to the Dblaine Fund and the shares offered.  Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

Each Fund also files proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act.  These materials can be inspected and copied at the public reference facilities maintained by the SEC in Washington, DC located at Room 1580, 100 F Street, N.E., Washington, D.C. 20549.  Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington DC 20549, or obtained electronically from the EDGAR database on the SEC’s website (www.sec.gov).

The Bryce Capital Funds Board of Trustees recommends that you vote for approval of the Reorganization Agreement.

VOTING MATTERS

General Information

This Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Board of Trustees of Bryce Capital Funds in connection with the Special Meeting to be held on November 23, 2010 at 10:00 a.m. Eastern time at the offices of Bryce Capital Funds, 95 Allens Creek Road, Building 1, Suite 201, Rochester, NY 14618, and at any adjournments thereof.  This Proxy Statement/Prospectus, along with a Notice of the Special Meeting and any proxy card(s), is first being mailed to shareholders of the Bryce Capital Funds on or about October 27, 2010.  It is expected that the solicitation of proxies will be by mail, e-mail or telephone.  Additionally, officers of and employees, if any, of Bryce Capital Funds and employees of Dblaine Capital, LLC may make solicitations to obtain the necessary shareholder representation at the meeting, but will receive no additional compensation for doing so.  The Board of Trustees of Bryce Capital Funds has fixed the close of business on September 30, 2010 as the Record Date for determining the shareholders of the Bryce Capital Funds entitled to receive notice of the Special Meeting and to vote, and for determining the number of shares that may be voted, with respect to the Special Meeting or any adjournment thereof.

Voting Rights and Required Vote

           Each shareholder of each of the Bryce Capital Funds is entitled to one vote for each full share held and fractional votes for fractional shares.  The holders of 33 1/3% of the outstanding shares of each of the Bryce Capital Funds entitled to vote at the Special Meeting, present in person or by proxy, constitute a quorum for the Special Meeting.  Approval of the proposed Reorganization requires the affirmative vote of the shareholders of each of the Bryce Capital Funds of the lesser of (i) 67% or more of such fund’s shares present at the Special Meeting if more than 50% of the outstanding shares of such fund are present, or (ii) more than 50% of the outstanding shares of such fund.

If you wish to participate in the Special Meeting, you may submit the proxy card(s) included with this Proxy Statement/Prospectus, or attend in person.  (Guidelines on voting by proxy card are immediately after the Notice of Special Meeting.)

If each enclosed proxy is properly executed and returned in time to be voted at the Special Meeting, the proxies named therein will vote the shares of beneficial interest represented by the proxy in accordance with the instructions marked on the returned proxy.  Proxies that are properly executed and returned but are not marked with voting instructions will be voted FOR the proposals and FOR any other matters deemed appropriate.  It is not anticipated that any matters other than the approval of the Reorganization will be brought before the Special Meeting.  Should other business properly be brought before the Special Meeting, it is intended that the accompanying proxies will be voted in accordance with the judgment of the persons named as such proxies.

Proxies may be revoked by executing and delivering a later-dated signed proxy to the Secretary of Bryce Capital Funds at the address set forth on the cover page of this Proxy Statement/Prospectus, or by attending the Special Meeting in person and voting your shares.  Unless revoked, all valid proxies will be voted in accordance with the specifications thereon.

Abstentions and ‘broker non-votes’ (i.e. shares held by brokers or nominees, typically in ‘street name,’ as to which (i) instructions have not been received from the beneficial owners or persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter) will be treated as present for purposes of determining a quorum.  In addition, under the rules of the New York Stock Exchange, if a broker has not received instructions from beneficial owners or persons entitled to vote and the proposal to be voted upon may ‘affect substantially’ a shareholder's rights or privileges, the broker may not vote the shares as to that proposal even if it has discretionary voting power.  As a result, these shares also will be treated as broker non-votes for purposes of proposals that may ‘affect substantially’ a shareholder's rights or privileges (but will not be treated as broker non-votes for other proposals, including adjournment of the Special Meeting).

Abstentions and broker non-votes will be treated as shares voted against a proposal.  Treating broker non-votes as votes against a proposal can have the effect of causing shareholders who choose not to participate in the proxy vote to prevail over shareholders who cast votes or provide voting instructions to their brokers or nominees.  To prevent this result, Bryce Capital Funds may request that selected brokers or nominees refrain from returning proxies on behalf of shares for which voting instructions have not been received from beneficial owners or persons entitled to vote.  Bryce Capital Funds also may request that selected brokers or nominees return proxies on behalf of shares for which voting instructions have not been received if doing so is necessary to obtain a quorum.

If shareholders of each of the Bryce Capital Funds do not vote to approve the Reorganization, the Bryce Capital Funds Board will consider other possible courses of action in the best interests of shareholders, including liquidation or holding another shareholder meeting at a later date to request a vote on the same or a modified proposal(s).  The Reorganization will not proceed until such time that shareholders of the Bryce Capital Funds approve the Reorganization.  If sufficient votes in favor of the Reorganization are not received by the time scheduled for the Special Meeting, the persons named as proxies or any officer present entitled to preside or act as Secretary of such meeting, may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies.  In determining whether to adjourn the Special Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation.  Any adjournment will require an affirmative vote of a majority of those shares represented at the Special Meeting, whether or not a quorum is present, in person or by proxy.  When voting on a proposed adjournment, persons named as proxies will vote FOR the proposed adjournment all shares that they are entitled to vote with respect to each item, unless directed to vote AGAINST an item, in which case such shares will be voted AGAINST the proposed adjournment with respect to that item.  Any business that might have been transacted at the Special Meeting originally called may be transacted at any such adjourned meeting at which a quorum is present.

A shareholder of the Bryce Capital Funds who objects to the proposed Reorganization will not be entitled under either Delaware law or the Agreement and Declaration of Trust of Bryce Capital Funds to demand payment for, or an appraisal of, his or her shares.  However, shareholders should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes.  If the Reorganization is consummated, shareholders will be free to redeem the shares of the Dblaine Fund that they receive in the transaction at its then-current NAV.  Shares of the Bryce Capital Funds may be redeemed at any time prior to the consummation of the Reorganization.  Shareholders of the Bryce Capital Funds may wish to consult their tax advisers as to any different consequences of redeeming their shares prior to the Reorganization or exchanging such shares in the Reorganization.

Bryce Capital Funds does not hold annual shareholder meetings.  If the Reorganization is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of Bryce Capital Funds at the address set forth on the cover of this Proxy Statement/Prospectus so that they will be received by Bryce Capital Funds in a reasonable period of time prior to that meeting.

NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES.

Please advise Bryce Capital Funds whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this Proxy Statement/Prospectus needed to supply copies to the beneficial owners of the respective shares.

All the expenses of preparing and soliciting proxies for the Proposals will be paid whether or not shareholders approve the Reorganization.  Persons holding shares as nominees will, upon request, be reimbursed for their reasonable expenses in sending soliciting material to their principals.

Record Date and Outstanding Shares

Only shareholders of record of the Bryce Capital Funds at the close of business on September 30, 2010, the Record Date, are entitled to notice of and to vote at the Special Meeting and any postponement or adjournment thereof.  At the close of business on the Record Date there were outstanding and entitled to vote the following shares of the Bryce Capital Funds:

Fund	Number of Shares
Bryce Capital Growth Fund	356,115.392
Bryce Capital Value Fund	568,829.923
Total	924,945.315

The votes of the shareholders of the Dblaine Fund are not being solicited because their approval or consent is not necessary for the approval of the Agreement and Plan of Reorganization.

Security Ownership of Certain Beneficial Owners and Management

Bryce Capital Funds

As of the Record Date, there where no shareholders who are deemed to control either of the Bryce Capital Funds, as that term is defined under the 1940 Act.  The following table provides certain information as of the Record Date for the Special Meeting, with respect to those persons known to the Bryce Capital Funds to be record or beneficial owners of 5% or more of the outstanding shares of each of the Bryce Capital Funds:

Bryce Capital Growth Fund

Record or Beneficial Owner Names and Addresses	Status	Percent of Class
Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	Record	7.71%

Bryce Capital Value Fund

Record or Beneficial Owner Names and Addresses	Status	Percent of Class
Craig F. Curran c/o Pershing LLC PO Box 2052 Jersey City, NJ 07303	Beneficial	6.95%
Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	Record	6.75%
Allen P. Gotowka c/o Pershing LLC PO Box 2052 Jersey City, NJ 07303	Beneficial	6.14%

As of the Record Date for the Special Meeting, the Trustees and officers owned less than 1.00% of each of the shares of the Bryce Capital Growth Fund and Bryce Capital Value Fund.

Dblaine Fund

As of the Record Date, each of the persons listed in the table below may be deemed to control the Dblaine Fund, as that term is defined under the 1940 Act.  The following table provides certain information as of the Record Date for the Special Meeting, with respect to those persons known to the Dblaine Fund to be record or beneficial owners of 5% or more of the outstanding shares by class of the Fund:
Record or Beneficial Owner Names and Addresses	Class	Status	Percent of Class
William P. Rothstein 19615 SWEETWATER CURVE EXCELSIOR, MN 55331	A	Beneficial	35.35%
Anthony Hertl 13 FERNWOOD DR. ASBURY PARK, NJ 07712-8712	A	Beneficial	32.96%
Dennis A. Anderson 5916 HILLSBORO CIRCLE MINNEAPOLIS, MN 55428	A	Beneficial	31.69%

As of the Record date no Class C shares were outstanding.  As of the Record Date, all Trustees and officers as a group owned no Class A shares and no Class C shares of the Fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledged the existence of control.  As of September 30, 2010, there were no control persons of Bryce Capital Growth Fund, or Bryce Capital Value Fund.  The control persons of the Dblaine Fund are presented in the table above.

Principal Shareholders.  As of the Record Date, September 30, 2010, for the Special Meeting, the Trustees and officers of Bryce Capital Funds owned less than 1.00% of each of the shares of the Bryce Capital Growth Fund and Bryce Capital Value Fund.  As of September 30, 2010, the officers and Trustees of the Dblaine Fund as a group owned or controlled 0.00% of the Fund. As of September 30, 2010, the shareholders who owned, of record, or to the knowledge of the Bryce Capital Funds, beneficially, 5% or more of the outstanding shares of the Bryce Capital Funds are presented in the tables above.  The percentage of the Dblaine Fund that would be owned by the above named shareholders upon consummation of the Reorganization is expected to be reduced by the increase in the size of the Dblaine Fund.

ADDITIONAL INFORMATION

Adviser.  The Bryce Capital Funds’ investment adviser is the Bryce Capital Management, LLC, located at 95 Allens Creek Road, Building 1, Suite 201, Rochester, NY 14618.  For its services to the Bryce Capital Funds, the Bryce Capital Advisory Group, Inc. is entitled to a fee of 1.00% of the funds’ average daily net assets.  The Dblaine Fund’s investment manager is Dblaine Capital, LLC, located at 806 Harvest Trail, Buffalo, Minnesota, 55313.  For its services, Dblaine Capital, LLC is entitled to a fee of 0.60% of the Fund’s average daily net assets.

Principal Underwriter.  The Bryce Capital Funds do not have a principal underwriter.  First Dominion Capital Corp., 8730 Stony Point Pkwy, Suite 205, Richmond, Virginia 23235, serves as the Dblaine Fund’s distributor.  As the distributor, it has agreed to use reasonable efforts to distribute the Fund’s Class A and Class C Shares.  First Dominion Capital Corp. is not obligated to sell any certain number of shares of the Dblaine Fund.

Fund Accounting and Transfer Agency Services.  Gemini Fund Services, LLC (‘Gemini’), located at 4020 South 147th Street, Omaha, NE  68137, serves as the Bryce Capital Funds’ transfer, dividend paying, and shareholder servicing agent, and performs fund accounting services for the Bryce Capital Funds.  For its services as transfer agent, Gemini receives from Bryce Capital Management a fee payable monthly at an annual rate of $14.00 per account, provided, however, that the minimum fee is $12,000.  Gemini also provides accounting and pricing services to the funds.  For calculating daily net asset value per share and maintaining such books and records as are necessary to enable the adviser to perform its duties, the adviser pays a base fee of $2,000 per month plus an asset-based fee computed as a percentage of each Fund’s average net assets in excess of $100 million.

Custodians.  The Bank of New York Mellon (‘BONY’), One Wall Street, New York, NY 10286, has been retained to act as custodian for the Bryce Capital Funds’ investments.  As custodian, BONY acts as the funds’ depository, keeps safe its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.  For its services, the funds pay BONY a fee based on the net asset value of the funds and reimbursed for all reasonable out-of-pocket expenses.  Huntington National Bank (‘Huntington’), 7 Easton Oval, Columbus, Ohio  43219, serves as the custodian of the Dblaine Fund's assets.  Huntington’s responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments.  Huntington also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Adviser.  For its services, the Dblaine Trust pays Huntington a fee based on the net assets of the Trust and fixed amounts for certain transactions.

Auditors.  EFP Rotenberg, LLP, 280 Kenneth Drive, Suite 100, Rochester, NY, 14623, an independent member of the BDO Seidman alliance, serves as the Bryce Capital Funds’ independent registered public accounting firm for the fiscal year ending June 30, 2010.  EFP Rotenberg, LLP performs an annual audit of each of the Bryce Capital Funds' financial statements and advises the Bryce Capital Funds as to certain accounting matters.  Cohen Fund Audit Services, Ltd. (‘Cohen’), located at 800 Westpoint Parkway, Suite 1100, Westlake, Ohio, serves as the Dblaine Fund’s independent registered public accountants providing services including (1) audit of annual financial statements, and (2) assistance and consultation in connection with SEC filings.

Anti-Money Laundering. The Bryce Capital Funds and the Dblaine Investment Trust, on behalf of the Dblaine Fund, have each adopted policies and procedures designed to detect and prevent money-laundering.  The Dblaine Investment Trust has appointed an anti-money laundering compliance officer and its policies and procedures are described as follows.  The USA PATRIOT Act requires financial institutions, including the Dblaine Fund, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. This information will assist the Dblaine Fund in verifying your identity. Until such verification is made, the Dblaine Fund may temporarily limit additional share purchases. In addition, the Dblaine Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, the Dblaine Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.  The Bryce Capital Funds' policies and procedures are substantially similar and more fully disclosed in the Bryce Capital Funds' Prospectus.

FINANCIAL HIGHLIGHTS

The annual financial statements and financial highlights of the Bryce Capital Funds for the fiscal year ended June 30, 2010 have been audited by EFP Rotenberg, LLP, independent registered public accounting firm, to the extent indicated in their reports thereon, and have been incorporated by reference into the Statement of Additional Information to this Proxy Statement/Prospectus in reliance upon such reports given upon the authority of such firm as an expert in accounting and auditing.  A free copy of the Annual Report is available upon request as described on the first page of this Proxy Statement/Prospectus.

The Statement of Assets and Liabilities of the Dblaine Fund as of December 17, 2009 has been audited by Cohen, independent registered public accounting firm, to the extent indicated in their reports thereon, and have been incorporated by reference into the Statement of Additional Information to this Proxy Statement/Prospectus in reliance upon such reports given upon the authority of such firm as an expert in accounting and auditing.  A free copy of the Statement of Assets and Liabilities of the Dblaine Fund as of December 17, 2009 and the Dblaine Fund's Semi-Annual Report to shareholders for the fiscal period ended February 28, 2010 are available upon request as described on the first page of this Proxy Statement/Prospectus.

Appendix A

AGREEMENT AND PLAN OF REORGANIZATION

This AGREEMENT AND PLAN OF REORGANIZATION (‘Agreement’), made as of this 6th day of August, 2010, by and between Dblaine Investment Trust (the ‘Acquiring Trust’), a business trust created under the laws of the State of Ohio, with its principal place of business at 806 Harvest Trail, Buffalo, MN 55313, on behalf of its series, the Dblaine Fund (‘Acquiring Fund’) and Bryce Capital Funds (the ‘Bryce Capital Trust’), a trust created under the laws of the State of Delaware, with its principal place of business at 95 Allens Creek Road, Building 1, Suite 201, Rochester, NY 14618, on behalf of its series, the Bryce Capital Growth Fund and Bryce Capital Value Fund (‘Acquired Funds’).  (The Acquiring Trust, on behalf of the Acquiring Fund, and the Bryce Capital Trust, on behalf of the Acquired Funds, are hereinafter collectively referred to as the ‘parties’).  Dblaine Capital, LLC., a Delaware limited liability company, joins this Agreement solely for the purposes of Section 10.

PLAN OF REORGANIZATION

The reorganization of the Acquired Funds into the Acquiring Fund (the ‘Reorganization’) will consist of: (i) the acquisition by the Acquiring Trust on behalf of the Acquiring Fund of all of the property, assets and goodwill of the Acquired Funds in exchange solely for shares of beneficial interest, without par value, of the Acquiring Fund; (ii) the assumption by the Acquiring Trust on behalf of the Acquiring Fund of all of the Liabilities (as defined in Section 1 below) of the Acquired Funds; (iii) the distribution of the Acquiring Fund’s shares to the shareholders of the Acquired Funds according to their respective interests in complete liquidation of the Acquired Funds; and (iv) the dissolution of the Acquired Funds as soon as practicable after the closing (as referenced in Section 3 hereof and hereinafter called the ‘Closing’), all upon and subject to the terms and conditions of this Agreement hereinafter set forth.

AGREEMENT

In order to consummate the Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.	Sale and Transfer of Assets and Liabilities, Liquidation and
Dissolution of the Acquired Funds

(a)           Upon satisfaction of the conditions precedent described in Section 9 hereof, the Bryce Capital Trust will convey, transfer and deliver to the Acquiring Trust on behalf of the Acquiring Fund, at the Closing, all of the then-existing assets of the Acquired Funds (the ‘Assets’).  In consideration thereof, the Acquiring Trust agrees at the Closing (i) that the Acquiring Fund shall assume and pay when due all obligations and liabilities of the Acquired Funds existing on or after the Effective Date of the Reorganization (as defined in Section 3 hereof), whether absolute, accrued, contingent or otherwise (but not including fees and expenses in connection with this Agreement to be paid by persons as provided in Section 10 hereof) (collectively, the ‘Liabilities’); and (ii) that the Acquiring Trust shall deliver to the Bryce Capital Trust, in accordance with paragraph (b) of this Section 1, full and fractional shares of beneficial interest, without par value, of the Acquiring Fund equal in value to the combined value of full and fractional shares of beneficial interest of the Acquired Funds outstanding at the time of calculation of each of the Acquired Fund’s net asset value (‘NAV’) as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. (‘NYSE’)) (‘Close of Business’) on the valuation date (as defined in Section 3 hereof and hereinafter called the ‘Valuation Date’), which shall be the business day immediately preceding the Effective Date of the Reorganization.  The reorganization contemplated hereby is intended to qualify as a reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the ‘Code’).  The Acquiring Trust shall distribute to each Acquired Fund's shareholders the shares of the Acquiring Fund in accordance with this Agreement and the resolutions of the Board of Trustees of the Acquiring Trust (the ‘Board of Trustees’) authorizing the transactions contemplated by this Agreement.

(b)           To effect the delivery of shares described in Section 1(a)(ii) hereof, the Acquiring Trust will establish an open account of the Acquiring Fund for each shareholder of the Acquired Funds and, on the Effective Date of the Reorganization, will credit to such account full and fractional shares of beneficial interest, without par value, of the Acquiring Fund equal to the value of full and fractional shares of beneficial interest which such shareholder holds in each of the Acquired Funds at the time of calculation of NAV for each of the Acquired Funds on the business day immediately preceding the Effective Date of the Reorganization.  Fractional shares of the Acquired Funds are, and fractional shares of the Acquiring Fund will be, carried to the third decimal place.  On the Effective Date of the Reorganization, each certificate, if any, representing shares of the Acquired Funds will be deemed to represent the number of shares of the Acquiring Fund corresponding with the equivalent value of the shares of the Acquired Funds.  Simultaneously with the crediting of the shares of the Acquiring Fund to the shareholders of record of the Acquired Funds, the shares of the Acquired Funds held by such shareholders shall be cancelled.

(c)           Certificates representing shares of beneficial interest of the Acquiring Fund will not be issued to shareholders of the Acquired Funds irrespective of whether such shareholders hold their shares in certificated form.  Upon request, each shareholder of the Acquired Funds will have the right to deliver the shareholder’s share certificates of the Acquired Funds, if any, to the Acquiring Trust in exchange for book entries establishing the shareholder’s ownership of shares of the Acquiring Fund equal in value to the value of the shares of the Acquired Funds owned by such shareholder; provided that, a shareholder need not deliver such share certificates to the Acquiring Trust unless the shareholder so desires and shall irrespective of any delivery of such share certificates receive ownership of shares of the Acquiring Fund equal in value to the value of the shares of the Acquired Funds owned by such shareholder.  As soon as practicable following the Closing, the Bryce Capital Trust shall dissolve the Acquired Funds.

2.	Valuation

(a)           The value of each Acquired Fund's assets shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in the Bryce Capital Trust’s currently effective prospectus and statement of additional information with respect to the Acquired Funds.

(b)           The NAV of a share of beneficial interest of each of the Acquired Funds shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the valuation procedures as set forth in the Bryce Capital Trust’s currently effective prospectus and statement of additional information with respect to the Acquired Funds.

(c)           All computations of value shall be made by, Gemini Fund Services, the Acquired Funds' accounting agent and confirmed by Commonwealth Fund Services, Inc., the Acquiring Fund's accounting agent.

3.	Closing and Valuation Date

(a)           The Closing shall consist of (i) the conveyance, transfer and delivery of the Assets of the Acquired Funds to the Acquiring Trust on behalf of the Acquiring Fund in exchange for the assumption and payment, when due, by the Acquiring Fund of the Liabilities of the Acquired Funds; and (ii) the issuance and delivery of the Acquiring Fund’s shares in accordance with Section 1(b), together with related acts necessary to consummate such transactions.  Subject to receipt of all necessary regulatory approvals and the final shareholder approval of this Agreement, the Closing shall occur on November 1, 2010 or such other date as the officers of the parties may mutually agree, and shall be effective on the next business day following the Valuation Date (‘Effective Date of the Reorganization’).  The Closing shall take place at the principal office of the Acquiring Trust, 806 Harvest Trail, Buffalo, MN 55313 at approximately 10:00 a.m. Eastern standard time on the Valuation Date.

(b)           Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Acquiring Trust or Bryce Capital Trust, accurate appraisal of the value of the net assets of the Acquired Funds and Acquiring Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading on the NYSE shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Funds and Acquiring Fund is practicable in the judgment of the Acquiring Trust and Bryce Capital Trust.

(c)           The Bryce Capital Trust shall provide, as of the Closing, for delivery of those Assets of the Acquired Funds to be transferred to the Custodian of the Acquiring Fund.  Also, the Bryce Capital Trust shall deliver at the Closing a list (which may be in electronic form) of names and addresses of the shareholders of record of the shares of beneficial interest of the Acquired Funds, and the number of full and fractional shares of beneficial interest owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates, if any, and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice-President to the best of their knowledge and belief.

(d)           The Acquiring Trust shall issue and deliver a certifications evidencing the shares of beneficial interest of the Acquiring Fund to be delivered at the Closing to said transfer agent registered in such manner as the Bryce Capital Trust may request, or provide evidence satisfactory to the Bryce Capital Trust in such manner as the Bryce Capital Trust may request that such shares of beneficial interest of the Acquiring Fund have been registered in an open account of the Acquiring Fund on the books of the Acquiring Trust.

4.	Representations and Warranties by the Bryce Capital Trust

The Bryce Capital Trust represents and warrants to the Acquiring Trust that:

(a)           The Bryce Capital Trust is a trust created under the laws of the State of Delaware on April 1, 2004 and is validly existing and in good standing under the laws of that State.  The Bryce Capital Trust, of which the Acquired Funds are each a series, is duly registered under the Investment Company Act of 1940, as amended (the ‘1940 Act’), as an open-end, management investment company.  Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing and all of the shares of the Acquired Funds issued and outstanding have been sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the ‘1933 Act’), and the 1940 Act, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital.

(b)           The Bryce Capital Trust is authorized to issue an unlimited number of shares of beneficial interest with $0.001 par value per share of each of the Acquired Funds.  Each outstanding share of the Acquired Funds is validly issued, fully paid, non-assessable, has full voting rights, and redeemable.

(c)           The financial statements appearing in the Acquired Funds’ Annual Report to Shareholders for the fiscal year ended June 30, 2009, audited by Rotenberg & Co., LLP, copies of which have been delivered to the Acquiring Trust, the Acquired Funds’ Semi-Annual Report to Shareholders for the period ended December 31, 2009, copies of which will have been furnished to the Acquiring Trust, and the unaudited financial statements for the Bryce Capital Trust for the most recent month ended prior to the Closing, copies of which will have been furnished to the Acquiring Trust, fairly present the financial position of the Bryce Capital Trust as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis (with the exception, in the case of the unaudited financial statements, of the omission of footnotes).

(d)           The books and records of the Bryce Capital Trust and the Acquired Funds, including FIN 48 workpapers and supporting statements, made available to the Acquiring Trust and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Bryce Capital Trust and the Acquired Funds.

(e)           The statements of assets and liabilities of each of the Acquired Funds to be furnished by the Bryce Capital Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the NAV of each of the Acquired Funds and each of the outstanding shares of beneficial interest of each of the Acquired Funds, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(f)           At the Closing, the Bryce Capital Trust will, on behalf of the Acquired Funds, have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (e) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(g)           The Bryce Capital Trust has the necessary power and authority to conduct its business and the business of the Acquired Funds as such businesses are now being conducted.

(h)           The Bryce Capital Trust is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Agreement.

(i)           The Bryce Capital Trust, on its own behalf and on behalf of the Acquired Funds, has full power and authority to enter into and perform its obligations under this Agreement, subject to approval of the Agreement and the Reorganization by the Board of Trustees of the Bryce Capital Trust and, with respect to each Acquired Fund, by the shareholders of the Acquired Fund.  Except as provided in the immediately preceding sentence, the execution, delivery and performance of this Agreement has been validly authorized, executed and delivered by the Bryce Capital Trust, on its own behalf and on behalf of each Acquired Fund, and this Agreement constitutes the legal, valid and binding obligation of the Bryce Capital Trust and each Acquired Fund, enforceable against it in accordance with its terms, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor’s rights and to general equity principles.

(j)           Neither the Bryce Capital Trust nor the Acquired Funds are under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(k)           Neither the Bryce Capital Trust nor the Acquired Funds have any unamortized or unpaid organizational fees or expenses.

(l)           The Bryce Capital Trust has elected to treat each of the Acquired Funds as a regulated investment company (‘RIC’) for federal income tax purposes under Part I of Subchapter M of the Code, each of the Acquired Funds is a ‘fund’ as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, and the consummation of the transactions contemplated by the Agreement will not cause either of the Acquired Funds to fail to be qualified as a RIC as of the Closing.

5.           Representations and Warranties by the Acquiring Trust

The Acquiring Trust represents and warrants to the Bryce Capital Trust that:

(a)           The Acquiring Trust is a business trust created under the laws of the State of Ohio on September 28, 2009 and is validly existing and in good standing under the laws of that State.  The Acquiring Trust, of which the Acquiring Fund is a series, is duly registered under the 1940 Act as an open-end, management investment company.  Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing and all of the shares of the Acquiring Fund issued and outstanding have been sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the ‘1933 Act’), and the 1940 Act, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital.

(b)           The Acquiring Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquiring Fund. Each outstanding share of the Acquiring Fund, if any, is fully paid, non-assessable and has full voting rights and, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable.  The shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued, fully paid, non-assessable and may be sold and redeemed and have full voting rights.

(c)           At the Closing, shares of beneficial interest of the Acquiring Fund to be issued pursuant to this Agreement will be eligible for offering to the public in those states of the United States and jurisdictions in which the shares of the Acquired Funds are currently eligible for offering to the public, and there will be an unlimited number of shares of the Acquiring Fund registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Agreement to be consummated.

(d)           The Acquiring Trust has or will have at the time of Closing the necessary power and authority to conduct its business and the business of the Acquiring Fund as such businesses are then being conducted by the Bryce Capital Trust and the Acquired Funds.

(e)           The Acquiring Trust is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Agreement.

(f)           The Acquiring Trust, on its own behalf and on behalf of the Acquiring Fund, has, or will have at the time of Closing, full power and authority to enter into and perform its obligations under this Agreement.  The execution, delivery and performance of this Agreement have been validly authorized, executed and delivered by the Acquiring Trust, on its own behalf and on behalf of the Acquiring Fund, and this Agreement constitutes the legal, valid and binding obligation enforceable against the Acquiring Trust, on its own behalf and on behalf of the Acquiring Fund, in accordance with its terms, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangements among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditors rights and to general equity principles.

(g)           Neither the Acquiring Trust nor the Acquiring Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(h)           The books and records of the Acquiring Trust and the Acquiring Fund, including FIN 48 workpapers and supporting statements, made available to the Bryce Capital Trust and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquiring Trust and the Acquiring Fund.

(i)           The Acquiring Trust has elected, or intends to elect, to treat the Acquiring Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, the Acquiring Fund will be a ‘fund’ as defined in Section 851(g)(2) of the Code, and the consummation of the transactions contemplated by the Agreement will not cause the Acquiring Fund to fail to be qualified as a RIC from and after the Closing.

6.	Representations and Warranties by the Bryce Capital Trust and the Acquiring Trust

The Bryce Capital Trust and the Acquiring Trust each represents and warrants to the other, with respect to itself and each of the Acquired Funds or Acquiring Fund, respectively, that:

(a)           Except as discussed in its currently effective prospectus as of the Closing, there are no legal, administrative or other proceedings or investigations against it, or, to its knowledge, threatened against it, that would materially affect its financial condition or its ability to consummate the transactions contemplated by this Agreement.  It is not charged with or, to its knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

(b)           There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

(c)           It has duly and timely filed, on behalf of the Acquired Funds or the Acquiring Fund, as appropriate, all Tax (as defined below) returns and reports (including, but not limited to, information returns), that are required to be filed by the Acquired Funds or Acquiring Fund, and all such returns and reports accurately state the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by the Acquired Funds or Acquiring Fund.  On behalf of the Acquired Funds and Acquiring Fund, as appropriate, it has paid or made provision and properly accounted for all Taxes (as defined below) due or properly shown to be due on such returns and reports.  The amounts set up as provisions for Taxes in the books and records of the Acquired Funds or Acquiring Fund, as appropriate, as of the Close of Business on the Valuation Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or which may be payable by the Acquired Funds or Acquiring Fund, as appropriate, for any periods or fiscal years prior to and including the Close of Business on the Valuation Date, including, but not limited to, all Taxes imposed before or after the Close of Business on the Valuation Date that are attributable to any such period or fiscal year.  To its knowledge, no return filed by it, on behalf of the Acquired Funds or Acquiring Fund, as appropriate, is currently being audited by the Internal Revenue Service or by any state or local taxing authority.  As used in this Agreement, ‘Tax’ or ‘Taxes’ means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto. To its knowledge, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of the Acquired Funds or Acquiring Fund, as appropriate.

(d)           All information provided to the Bryce Capital Trust by the Acquiring Trust, and by the Bryce Capital Trust to the Acquiring Trust, for inclusion in, or transmittal with, an Information Statement on Form N-14 with respect to this Agreement does not contain any untrue statement of a material fact, or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

(e)           Except in the case of the Bryce Capital Trust with respect to the approval of this Agreement and the Reorganization by the required vote of the Acquired Funds’ shareholders, no consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Agreement, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the ‘1934 Act’), the 1940 Act, state securities laws or applicable state laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

7.	Covenants of the Bryce Capital Trust

(a)           The Bryce Capital Trust covenants to operate the business of the Acquired Funds as currently conducted between the date hereof and the Closing.

(b)           The Bryce Capital Trust undertakes that the Bryce Capital Trust and the Acquired Funds will not acquire the shares of beneficial interest of the Acquiring Fund for the purpose of making distributions thereof other than to the Acquired Funds’ shareholders.

(c)           The Bryce Capital Trust covenants that by the time of the Closing, all of the Acquired Funds’ federal and other Tax returns and reports required by law to be filed on or before such date shall have been filed and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(d)           The Bryce Capital Trust will at the Closing provide the Acquiring Trust with:

(i)           A statement of the respective tax basis of all investments to be transferred by the Acquired Funds to the Acquiring Fund;

(ii)           A copy (which may be in electronic form) of the shareholder ledger accounts of the Acquired Funds, including, without limitation,

(A) the name, address and taxpayer identification number of each shareholder of record,

(B) the number of shares of beneficial interest held by each shareholder,

(C) the dividend reinvestment elections applicable to each shareholder, and

(D) the backup withholding and nonresident alien withholding certifications, notices or records on file with the Acquired Funds with respect to each shareholder,

for all of the shareholders of record of the Acquired Funds’ shares as of the Close of Business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of assets that is the subject of this Agreement, certified by its transfer agent or its President or its Vice-President to the best of their knowledge and belief; and

(iii)           All FIN 48 workpapers and supporting statements pertaining to the Bryce Capital Trust and Acquired Funds.

(e)           The Board of Trustees of the Bryce Capital Trust shall take all actions reasonably necessary to obtain the approval from the Acquired Funds’ shareholders of the transactions contemplated herein.

(f)           The Bryce Capital Trust shall supply to the Acquiring Trust, at the Closing, the statement of the assets and liabilities described in Section 4(e) of this Agreement in conformity with the requirements described in such Section.  In addition, the Bryce Capital Trust shall supply a schedule of portfolio investments as of the Valuation Date.  The schedule of portfolio investments will present fairly the portfolio investments of the Acquired Funds as of the Valuation Date in conformity with generally accepted accounting principles applied on a consistent basis.  The statement of assets and liabilities and schedule of portfolio investments shall be certified by the treasurer of Bryce Capital Trust, to the best of his or her knowledge, as being in conformity with generally accepted accounting principles applied on a consistent basis.

8.           Covenants of the Acquiring Trust

(a)           The Acquiring Trust covenants that the shares of beneficial interest of the Acquiring Fund to be issued and delivered to the Acquired Funds pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

(b)           The Acquiring Trust covenants (i) that it has established and organized the Acquiring Fund so that it may conduct its business in substantially the same manner as the business of the Acquired Funds is currently conducted; or (ii) to the extent that the Acquiring Fund will not be managed in substantially the same manner as the Acquired Funds, to seek the approval of shareholders of the Acquired Funds for any changes that are proposed for the Acquiring Fund only if such changes require approval under the 1940 Act.

(c)           The Acquiring Trust covenants that by the Closing, the federal and other Tax returns and reports required by law to be filed by it and the Acquiring Fund, if any, on or before such date shall have been filed and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(d)           The Acquiring Trust will file with the Commission an Information Statement on Form N-14 under the 1933 Act (‘Registration Statement’), relating to the shares of beneficial interest of the Acquiring Fund issuable hereunder, and will use its best efforts to provide that such Registration Statement becomes effective as promptly as practicable.  At the time such Registration Statement becomes effective, it (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.  At the time the Registration Statement becomes effective, at the time the Acquired Funds’ shareholders approve this Agreement and the Reorganization, and at the Closing, the prospectus and statement of additional information included in the Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

9.	Conditions Precedent to be Fulfilled by the Bryce Capital Trust and the Acquiring Trust

The respective obligations of the Bryce Capital Trust and the Acquiring Trust to effectuate this Agreement and the Reorganization hereunder shall be subject to the following respective conditions:

(a)           That (i) all the representations and warranties of the other party contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date; (ii) the other party shall have performed all obligations required by this Agreement to be performed by it at or prior to the Closing; and (iii) the other party shall have delivered to such party a certificate to the foregoing effect signed by the President or Vice-President and by the Secretary or equivalent officer of the party.

(b)           That each party shall have delivered to the other party a copy of the resolutions approving this Agreement adopted by the Board of Trustees of the party delivering the copy, and certified by the Secretary or equivalent officer of the party delivering the copy.

(c)           That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall have been instituted or threatened that would materially and adversely affect the financial condition of either party or would prohibit the transactions contemplated hereby.

(d)           That this Agreement, the Reorganization and the transactions contemplated hereby for the Acquired Funds shall have been approved by the appropriate action of the shareholders of each of the Acquired Funds at an annual or special meeting or any adjournment thereof.

(e)           That each of the Acquired Funds shall have declared a distribution or distributions prior to the Valuation Date, as applicable, that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to the Close of Business on the Valuation Date, and (ii) any undistributed ordinary income and capital gain net income from any prior period.  Capital gain net income has the meaning given such term by Section 1222(9) of the Code.

(f)           That all required consents of other parties and all other consents, orders and permits of federal, state and local authorities (including those of the Commission and of state securities authorities, including any necessary ‘no-action’ positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a material adverse effect, or the risk thereof, on the assets and properties of the Acquired Funds and/or Acquiring Fund.

(g)           That prior to or at the Closing, Bryce Capital Trust shall receive an opinion from Blank Rome, the Acquired Funds' counsel (‘Blank Rome’) to the effect that, provided the acquisition contemplated hereby is carried out in accordance with the applicable laws of the State of Delaware and the State of Ohio, the terms of this Agreement and in accordance with customary representations provided by the Acquiring Trust and the Bryce Capital Trust in certificates delivered to Blank Rome, as to the Acquiring Fund and the Acquired Funds:

(i)           The acquisition by the Acquiring Fund of all of the assets of the Acquired Funds, as provided for in the Agreement, in exchange for the Acquiring Fund shares to be issued pursuant to Section 1 hereof and the assumption by Acquiring Fund of the Liabilities of Acquired Funds, followed by the distribution by each of the Acquired Funds to its shareholders of the respective Acquiring Fund shares in complete liquidation of the Acquired Funds, will qualify as a reorganization within the meaning of Section 368(a)(1)(C) of the Code, and the Acquired Funds and the Acquiring Fund each will be a ‘party to the reorganization’ within the meaning of Section 368(b) of the Code;

(ii)           No gain or loss will be recognized by either of the Acquired Funds upon the transfer of all of its assets to, and assumption of its Liabilities by, the Acquiring Fund in exchange solely for the Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code;

(iii)           No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the assets of the Acquired Funds in exchange solely for voting shares of the Acquiring Fund (to be issued in accordance with Section 1 hereof) and the assumption by the Acquiring Fund of the Liabilities of the Acquired Funds pursuant to Section 1032(a) of the Code;

(iv)           No gain or loss will be recognized by either of the Acquired Funds upon the distribution of the Acquiring Fund shares to its shareholders in complete liquidation of the Acquired Funds (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code;

(v)           The basis of the assets of each Acquired Fund received by the Acquiring Fund will be the same as the basis of these assets to each Acquired Fund immediately prior to the exchange pursuant to Section 362(b) of the Code;

(vi)           The holding period of the assets of each Acquired Fund received by the Acquiring Fund will include the period during which such assets were held by each Acquired Fund pursuant to Section 1223(2) of the Code;

(vii)           No gain or loss will be recognized by the shareholders of the Acquired Funds upon the exchange of their Acquired Funds shares for voting shares (including fractional shares to which they may be entitled) of the Acquiring Fund, pursuant to Section 354(a) of the Code;

(viii)           The aggregate basis of the Acquiring Fund shares received by the shareholders of the Acquired Funds in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will be the same as the aggregate basis of the Acquired Funds shares exchanged therefor pursuant to Section 358(a)(1) of the Code;

(ix)           The holding period of the Acquiring Fund shares received by the shareholders of the Acquired Funds in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will include the holding period of the Acquired Funds shares surrendered in exchange therefor, provided that the Acquired Funds shares were held as a capital asset on the date of the Reorganization pursuant to Section 1223(1) of the Code; and

(x)           The Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the ‘Income Tax Regulations’) the items of Acquired Funds described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the Income Tax Regulations.

(h)           That the Acquiring Trust shall have received an opinion in form and substance reasonably satisfactory to it from Blank Rome, counsel to the Bryce Capital Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor’s rights and to general equity principles:

(i)           The Bryce Capital Trust was formed as a trust under the laws of the State of Delaware on April 1, 2004, and is validly existing and in good standing under the laws of the State of Delaware;

(ii)           The Bryce Capital Trust is authorized to issue an unlimited number of shares of beneficial interest, with $0.001 par value per share, of the Bryce Capital Trust and of the Acquired Funds; and assuming that the initial shares of beneficial interest of the Acquired Funds were issued in accordance with the 1940 Act and the Agreement and Declaration of Trust and By-Laws of the Bryce Capital Trust, and that all other outstanding shares of the Acquired Funds were issued, sold and paid for in accordance with the terms of the Acquired Funds’ prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid, non-assessable and has full voting rights and is redeemable;

(iii)           The Bryce Capital Trust is an open-end management investment company registered as such under the 1940 Act;

(iv)           Except as disclosed in the Acquired Funds’ currently effective prospectus, to such counsel’s knowledge, there is no material suit, action, or legal or administrative proceeding pending or threatened against the Bryce Capital Trust, the unfavorable outcome of which would materially and adversely affect the Bryce Capital Trust or the Acquired Funds;

(v)           To such counsel’s knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by the Bryce Capital Trust of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder) and such as may be required under state securities laws;

(vi)           Neither the execution, delivery nor performance of this Agreement by the Bryce Capital Trust violates any provision of its Amended and Restated Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the Bryce Capital Trust is a party or by which the Bryce Capital Trust is otherwise bound; and

(vii)           This Agreement has been validly authorized, executed and delivered by the Bryce Capital Trust and represents the legal, valid and binding obligation of the Bryce Capital Trust and is enforceable against the Bryce Capital Trust in accordance with its terms.

In giving the opinions set forth above, Blank Rome may state that it is relying on certificates of the officers of the Bryce Capital Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Bryce Capital Trust.

(i)           That the Bryce Capital Trust shall have received an opinion in form and substance reasonably satisfactory to it from Thompson Hine, counsel to the Acquiring Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor’s rights and to general equity principles:

(i)           The Acquiring Trust was formed as a business trust under the laws of the State of Ohio on September 28, 2009, and is validly existing and in good standing under the laws of the State of Ohio;

(ii)           The Acquiring Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquiring Trust and of the Acquiring Fund.  Assuming that the initial shares of beneficial interest of the Acquiring Fund were issued in accordance with the 1940 Act and the Acquiring Trust’s Agreement and Declaration of Trust and By-Laws, and that all other shares of the Acquiring Fund will be issued, sold and paid for in accordance with the terms of the Acquiring Fund’s prospectus in effect at the time of such sales, each such outstanding share will be validly issued, fully paid, non-assessable and will have full voting rights and, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, will be redeemable;

(iii)           The Acquiring Trust is an open-end management investment company registered as such under the 1940 Act;

(iv)           Except as disclosed in the Acquiring Fund’s currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Acquiring Trust, the unfavorable outcome of which would materially and adversely affect the Acquiring Trust or the Acquiring Fund;

(v)           The shares of beneficial interest of the Acquiring Fund to be issued pursuant to the terms of Section 1 hereof have been duly authorized and, when issued and delivered as provided in this Agreement, will have been validly issued and fully paid, will be non-assessable by the Acquiring Trust or the Acquiring Fund, and to such counsel’s knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof;

(vi)           To such counsel’s knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by the Acquiring Trust of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Ohio laws (including, in the case of each of the foregoing, the rules and regulations thereunder and such as may be required under state securities laws);

(vii)           Neither the execution, delivery nor performance of this Agreement by the Acquiring Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the Acquiring Trust is a party or by which the Acquiring Trust is otherwise bound; and

(viii)           This Agreement has been validly authorized, executed and delivered by the Acquiring Trust and represents the legal, valid and binding obligation of the Acquiring Trust and is enforceable against the Acquiring Trust in accordance with its terms.

In giving the opinions set forth above, Thompson Hine may state that it is relying on certificates of the officers of the Acquiring Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Acquiring Trust.

(j)           That the Acquiring Trust’s Registration Statement with respect to the shares of beneficial interest of the Acquiring Fund to be delivered to the Acquired Funds’ shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(k)           That the shares of beneficial interest of the Acquiring Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by the Acquiring Trust with the securities commission or agency of each state or other jurisdiction of the United States with which such eligibility is required in order to permit the shares lawfully to be delivered to the shareholders of the Acquired Funds.

(l)           That at the Closing, the Bryce Capital Trust, on behalf of the Acquired Funds, transfers to the Acquiring Fund aggregate Assets of the Acquired Funds comprising at least 90% in fair market value of the total net assets of the Acquired Funds and 70% in fair market value of the total gross assets recorded on the books of the Acquired Funds at the Close of Business on the Valuation Date.

10.	Fees and Expenses

Provided that Bryce Capital Trust and its officers, trustees and agents act in good faith to consumate the Reorganization, the fees and expenses of entering into and carrying out the provisions of this Agreement, whether or not consummated, which fees and expenses shall include the costs of legal and audit services in connection with the Reorganization, of printing and mailing an Information Statement on Form N-14, and of deregistering the Bryce Capital Trust with the Commission and terminating the Bryce Capital Trust under Delaware law shall be borne by Dblaine Capital, LLC.

11.	Termination; Waiver; Order

(a)           Anything contained in this Agreement to the contrary notwithstanding, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of the Acquired Funds) prior to the Closing as follows:

(1)           by mutual consent of the Bryce Capital Trust and the Acquiring Trust;

(2)           by the Acquiring Trust if any condition precedent to its obligations set forth in Section 9 has not been fulfilled or waived by the Acquiring Trust; or

(3)           by the Bryce Capital Trust if any condition precedent to its obligations set forth in Section 9 has not been fulfilled or waived by the Bryce Capital Trust.

(b)           If the transactions contemplated by this Agreement have not been consummated by October 31, 2010, this Agreement shall automatically terminate on that date, unless a later date is agreed to by both the Bryce Capital Trust and the Acquiring Trust.

(c)           In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of either the Bryce Capital Trust or the Acquiring Trust or persons who are their trustees, officers, agents or shareholders in respect of this Agreement; provided, however, that Dblaine Capital, LLC’s obligations under Section 10 shall remain in full force and effect.

(d)           At any time prior to the Closing, any of the terms or conditions of this Agreement may be waived by either the Bryce Capital Trust or the Acquiring Trust, respectively (whichever is entitled to the benefit thereof).  Such waiver shall be in writing and authorized by an officer of the waiving party.  The failure of either party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of either party thereafter to enforce each and every such provision.  No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

(e)           The respective representations, warranties and covenants contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Reorganization, and neither the Bryce Capital Trust nor the Acquiring Trust, nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing.  This provision shall not protect any officer, trustee, agent or shareholder of the Bryce Capital Trust or the Acquiring Trust against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to its shareholders to which that officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.

(f)           If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the Bryce Capital Trust or the Board of Trustees of the Acquiring Trust to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Funds, unless such further vote is required by applicable law or by mutual consent of the parties.

12.           Liability of the Acquiring Trust and the Bryce Capital Trust

(a)      Each party acknowledges and agrees that all obligations of the Acquiring Trust under this Agreement are binding only with respect to the Acquiring Fund; that any liability of the Acquiring Trust under this Agreement with respect to the Acquiring Fund, or in connection with the transactions contemplated herein with respect to the Acquiring Fund, shall be discharged only out of the assets of the Acquiring Fund; that no other series of the Acquiring Trust shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither the Bryce Capital Trust nor the Acquired Funds shall seek satisfaction of any such obligation or liability from the shareholders of the Acquiring Trust, the trustees, officers, employees or agents of the Acquiring Trust, or any of them.

(b)      Each party acknowledges and agrees that all obligations of the Bryce Capital Trust under this Agreement are binding only with respect to the Acquired Funds; that any liability of the Bryce Capital Trust under this Agreement with respect to the Acquired Funds, or in connection with the transactions contemplated herein with respect to the Acquired Funds, shall be discharged only out of the assets of the Acquired Funds; that no other series of the Bryce Capital Trust shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither the Acquiring Trust nor the Acquiring Fund shall seek satisfaction of any such obligation or liability from the shareholders of the Bryce Capital Trust, the trustees, officers, employees or agents of the Bryce Capital Trust, or any of them.

13.           Cooperation and Exchange of Information

The Acquiring Trust and the Bryce Capital Trust will provide each other and their respective representatives with such cooperation, assistance and information as either of them reasonably may request of the other in filing any Tax returns, amended return or claim for refund, determining a liability for Taxes or a right to a refund of Taxes or participating in or conducting any audit or other proceeding in respect of Taxes, or in determining the financial reporting of any tax position.  Each party or their respective agents will retain for a period of six (6) years following the Closing all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of tax positions of the Acquired Funds and Acquiring Fund for its taxable period first ending after the Closing and for prior taxable periods for which the party is required to retain records as of the Closing.

14.	Entire Agreement and Amendments

This Agreement embodies the entire Agreement between the parties and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for.  This Agreement may be amended only by mutual consent of the parties in writing.  Neither this Agreement nor any interest herein may be assigned without the prior written consent of the other party.

15.	Counterparts

This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

16.           Notices

Any notice, report, or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the following addresses:

The Bryce Capital Trust:
95 Allens Creek Road
Building 1, Suite 201
Rochester, NY  14618
Attention: Edmond D. Sheidlower

With a copy (which shall not constitute notice) to:

Blank Rome LLP
The Chrysler Building
405 Lexington Avenue
New York, New York 10174
Attention: Thomas R. Westle

To the Acquiring Trust:

Dblaine Investment Trust
806 Harvest Trail
Buffalo, MN 55313
Attention: David B. Welliver

With a copy (which shall not constitute notice) to:

Thompson Hine LLP
312 Walnut Street, 14th Floor,
Cincinnati, Ohio  45202
Attention: JoAnn M. Strasser

17.           Governing Law

This Agreement shall be governed by and carried out in accordance with the laws of the State of Ohio without regard to its principles of conflicts of laws.

18.           Effect of Facsimile Signature

A facsimile signature of an authorized officer of a party hereto on this Agreement and/or any transfer document shall have the same effect as if executed in the original by such officer.

19.           Publicity.

Any announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as the parties mutually shall agree in writing, provided that nothing herein shall prevent either party from making such public announcements as may be required by applicable law, in which case the party issuing such statement or communication shall advise the other party prior to such issuance.

20.           Confidentiality.

(a) The parties will hold, and will cause their board members, officers, employees, representatives, agents and affiliated persons to hold, in strict confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other party, all confidential information obtained from the other party in connection with the transactions contemplated by this Agreement, except such information may be disclosed:  (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable law; (iii) if it is publicly available through no act or failure to act of such party; (iv) if it was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

(b) In the event of a termination of this Agreement, the parties  agree that they, along with their board members, employees, representative agents and affiliated persons, shall, and shall cause their affiliates to, except with the prior written consent of the other party, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all confidential or proprietary information relating to the other party and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

21.           Headings.

The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

[Signature page follows]

IN WITNESS WHEREOF, the Bryce Capital Trust and the Acquiring Trust have each caused this Agreement and Plan of Reorganization to be executed on its behalf by its duly authorized officers, all as of the day and year first-above written.

Bryce Capital Funds, on behalf of the Acquired Funds

By:

Name:

Title:

Dblaine Investment Trust, on behalf of the Acquiring Fund

By:

Name:

Title:

Solely for purposes of Section 10

Dblaine Capital, LLC

By:

Name:

Title:

Agreement and Plan of Reorganization Signature Page

STATEMENT OF ADDITIONAL INFORMATION
October 25, 2010

DBLAINE INVESTMENT TRUST
806 Harvest Trail
Buffalo, MN 55313

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Proxy Statement/Prospectus, dated October 25, 2010, for the Special Meeting of Shareholders of Bryce Capital Funds (the ‘Trust’) with respect to its series, the Bryce Capital Growth Fund and the Bryce Capital Value Fund (the ‘Bryce Capital Funds’), to be held on November 23, 2010.  At the Special Meeting, shareholders of each of the Bryce Capital Funds will be asked to consider and approve the proposed Agreement and Plan of Reorganization (the ‘Reorganization Agreement’), by and between the Trust, on behalf of each of the Bryce Capital Funds, and the Dblaine Investment Trust on behalf its series, the Dblaine Fund.  Copies of the Proxy Statement/Prospectus may be obtained at no charge by calling 1-866-62BRYCE. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus.

Further information about the Trust is contained in and incorporated by reference to the Statement of Additional Information for the Bryce Capital Funds, dated October 31, 2009, as Supplemented December 23, 2009.  The audited financial statements and related independent registered public accountant's report for the Bryce Capital Funds contained in the Annual Report to Shareholders for the fiscal year ended June 30, 2010, are incorporated herein by reference. Copies are available upon request and without charge by calling 1-866-622-7923.  These documents are also available on the SEC's website at www.sec.gov.

Further information about the Dblaine Investment Trust, including an audited Statement of Assets and Liabilities of the Dblaine Fund as of December 17, 2009 and the related independent registered public accountant's report for the Dblaine Fund as of December 17, 2009, is contained in and incorporated by reference to the Statement of Additional Information for the Dblaine Fund, dated December 30, 2009.  The unaudited financial statements for the Dblaine Fund contained in the Semi-Annual Report to Shareholders for the fiscal period ended February 28, 2010, are incorporated herein by reference. Copies are available upon request and without charge by calling 1-800-628-4077.  These documents are also available on the SEC's website at www.sec.gov.

TABLE OF CONTENTS

Introduction 1

Pro Forma Financial Statements of the combined Dblaine Fund, Bryce Capital Growth Fund, and Bryce Capital Value Fund 2

INTRODUCTION

The proposed Reorganization, if approved by shareholders of each of the Bryce Capital Funds, will result in (i) the transfer of all of the assets and liabilities of each of the Bryce Capital Funds to the Dblaine Fund in exchange for shares of the Dblaine Fund, a series of the Dblaine Investment Trust; (ii) the distribution of shares of the Dblaine Fund so received to shareholders of the Bryce Capital Funds; and (iii) the liquidation and termination of the Bryce Capital Funds.

The Portfolio of Investments, Statement of Assets and Liabilities and the Statement of Operations for the Bryce Capital Growth Fund, Bryce Capital Value Fund, and Dblaine Fund, and the combined funds, set forth in the following Pro Forma Financial Statements, are for the period ended June 30, 2010.  The unaudited pro forma information provided herein should be read in conjunction with the annual and semi-annual reports of Bryce Capital Funds dated June 30, 2010 and December 31, 2009, respectively; and the initial balance sheet of the Dblaine Fund December 17, 2009 and the semi-annual report of the Dblaine Fund, the acquiring fund dated Feb 28, 2010, each of which is on file with the SEC and is available at no charge.  The unaudited pro forma information set forth below for the period ended June 30, 2010 is intended to present ratios and supplemental data as if the merger of Bryce Capital Funds, the acquired funds, into Dblaine Fund, the acquiring fund, (collectively, the ‘Funds’) had been consummated at December 30, 2009, the inception date of the Dblaine Fund.  Financial information pertaining to the Bryce Capital Funds has been adjusted, as needed, to facilitate computation and presentation of the pro forma information.

Pro Forma
Combined Portfolio of Investments (unaudited)
June 30, 2010

		Dblaine Fund		Bryce Capital Growth Fund		Bryce Capital Value Fund		Pro Forma Combined Fund

Description	Industry	Shares	Value	Shares	Value	Shares	Value	Shares	Value
3M		36	2,844					36	2,844
Affiliated Managers Group	Financials					1,325	80,520	1,325	80,520
Aflac	Healthcare	267	11,393					267	11,393
Agilent Technologies	Information Technology	180	5,117					180	5,117
Almost Family, Inc.	Healthcare			4,050	141,467			4,050	141,467
Altria Group	Healthcare	584	11,703					584	11,703
Amazon.Com Incorporated	Consumer Discretionary			1,000	109,260			1,000	109,260
Amerisource Bergen Corporation	Healthcare					3,300	104,775	3,300	104,775
Apple, Inc.	Information Technology	43	10,816	650	163,494			693	174,310
Bank Nova Scotia	Financials	176	8,100					176	8,100
Biovail Corporation	Healthcare					5,650	108,706	5,650	108,706
BJ's Restaurants Inc	Consumer Discretionary			7,100	167,560			7,100	167,560
Blue Coat Systems Inc	Information Technology					2,955	60,370	2,955	60,370
BMC Software, Inc.	Information Technology					2,450	84,843	2,450	84,843
Broadcom Corporation Class A	Information Technology			4,125	168,971			4,125	168,971
Buffalo Wild Wings Inc	Consumer Discretionary			3,700	135,346			3,700	135,346
Canadian Imperial Bank of Commerce	Financials	120	7,427					120	7,427
Cardinal Health	Healthcare	242	8,134					242	8,134
Caterpillar, Inc.	Materials	90	5,406					90	5,406
Cerner Corp	Healthcare			1,750	132,807			1,750	132,807
Check Point Software Tech. Ltd ORD	Information Technology					3,050	89,914	3,050	89,914
Chipotle Mexican Grill Inc Class A	Consumer Discretionary			1,150	157,332			1,150	157,332
Cnooc	Energy	50	8,509					50	8,509
Co Siderurgica	Materials	576	8,461					576	8,461
Coach Inc	Consumer Discretionary	203	7,420			2,400	87,720	2,603	95,140
Cognizant Tech	Information Technology	218	10,913					218	10,913
Commerce Bancshares, Inc.	Financials					2,385	85,836	2,385	85,836
Core Laboratories N.V.	Energy					650	95,947	650	95,947
Corrections Corp. Of America	Industrials					600	11,448	600	11,448
Cracker Barrel Old Country Store, Inc	Consumer Discretionary					1,700	79,152	1,700	79,152
Cree, Inc.	Information Technology			1,000	60,030			1,000	60,030
DaVita Inc	Healthcare					1,650	103,026	1,650	103,026
Deckers Outdoor Corp	Consumer Discretionary					600	85,722	600	85,722
Dell Inc.	Information Technology					6,000	72,360	6,000	72,360
Diageo Plc	Consumer Staples	176	11,042					176	11,042
Diamond Foods, Inc.	Consumer Staples					2,300	94,530	2,300	94,530
Directv	Consumer Discretionary	154	5,224					154	5,224
Dollar Tree Inc	Consumer Discretionary					2,400	99,912	2,400	99,912
Eaton Vance Corp. Non Vtg	Financials					2,700	74,547	2,700	74,547
Edwards Lifesciences Corp	Healthcare					1,900	106,438	1,900	106,438
Eli Lilly & Company	Healthcare					2,800	93,800	2,800	93,800
EMC Corp.-Mass.	Information Technology					5,400	98,820	5,400	98,820
Encana	Energy	336	10,194					336	10,194
Express Scripts, Inc. Class A	Healthcare			3,200	150,464			3,200	150,464
Fidelity Institutional Money Market Fund	Money Market	2,987	2,987					2,987	2,987
Flir Systems Inc.	Information Technology					3,000	87,270	3,000	87,270
Freeport-McMoRan Copper & Gold, Inc.	Materials	133	7,864					133	7,864
Gannett, Inc.	Consumer Discretionary	177	2,382					177	2,382
Garmin	Information Technology	91	2,655					91	2,655
Goldman Sachs Group, Inc.	Financials					700	91,889	700	91,889
Google Inc-Cl A	Information Technology			325	144,609			325	144,609
Green Mountain Coffee Roasters	Consumer Staples			3,900	100,230			3,900	100,230
Gymboree Corporation	Consumer Discretionary					1,900	81,149	1,900	81,149
HMS Holdings Corp	Healthcare			2,900	157,238			2,900	157,238
Humana Inc	Healthcare					2,000	91,340	2,000	91,340
IDEXX Laboratories Inc	Healthcare			2,500	152,250			2,500	152,250
Intercontinental Exchange Inc.	Financials			1,300	146,939			1,300	146,939
Intl Bus Mach	Information Technology	89	10,990					89	10,990
Intuitive Surgical Inc	Healthcare			450	142,029			450	142,029
Jacobs Engineering Group Inc	Industrials			3,100	112,964			3,100	112,964
Kimberly-Clark Corp.	Consumer Discretionary	139	8,428					139	8,428
Kohls Corporation	Consumer Discretionary					1,800	85,500	1,800	85,500
L3 Communications Holdings Inc	Industrials					1,025	72,611	1,025	72,611
Las Vegas Sands Corp	Consumer Discretionary			6,800	150,552			6,800	150,552
Lockheed Martin Corporation	Industrials					1,150	85,675	1,150	85,675
Marvell Technology Group Ltd	Information Technology	459	7,234	7,550	118,988			8,009	126,222
Mastercard Inc Cl. A	Information Technology			600	119,718			600	119,718
Maximus	Information Technology					1,600	92,592	1,600	92,592
Mccormick & Company, Inc. Non Vtg	Consumer Staples					2,500	94,900	2,500	94,900
Mcgraw-Hill	Consumer Discretionary	292	8,217					292	8,217
McKesson HBOC Inc	Healthcare					1,300	87,308	1,300	87,308
Medco Health Solutions Inc.	Healthcare					1,524	83,997	1,524	83,997
MEDNAX, Inc	Healthcare					1,650	91,757	1,650	91,757
Mettler Toledo International	Industrials					800	89,304	800	89,304
Morgan Stanley Dean	Financials					3,200	74,272	3,200	74,272
Mosaic Co.	Materials					1,650	64,317	1,650	64,317
National-Oillwell, Varco, INC	Energy			3,650	120,706			3,650	120,706
Natl Bank Canada	Financials	153	8,014					153	8,014
Netflix Inc	Consumer Discretionary			1,250	168,408			1,250	168,408
Nuance Communications Inc	Information Technology			10,000	149,500			10,000	149,500
Nvidia Corporation	Information Technology			6,000	61,260			6,000	61,260
Ocwen Financial Corp	Financials					7,850	79,992	7,850	79,992
Panera Bread Company - Class A	Consumer Discretionary			2,200	165,638			2,200	165,638
Pepsico Incorporated	Consumer Staples	181	11,032			1,425	86,854	1,606	97,886
Perkinelmer Inc	Information Technology					4,075	84,230	4,075	84,230
Potash Corp. Saskatchewan, Inc	Materials					850	73,304	850	73,304
Priceline Com Incorporation	Consumer Discretionary			650	114,751			650	114,751
Quality Systems Inc	Healthcare			2,550	147,874			2,550	147,874
Rock - Tenn Company	Materials					1,650	81,956	1,650	81,956
Ross Stores	Consumer Discretionary					1,700	90,593	1,700	90,593
Royal Dutch Shell A	Energy	213	10,697					213	10,697
Sandisk Corporation	Information Technology			3,700	168,280			3,700	168,280
Skyworks Soulutions Inc.	Information Technology					5,700	95,703	5,700	95,703
Southern Copper Corp	Materials	192	5,096					192	5,096
Teva Pharmaceutical Indus. Ltd Sponsored ADR	Healthcare					1,625	84,484	1,625	84,484
Texas Instruments, Inc.	Information Technology	458	10,662					458	10,662
The Scotts Company	Materials					2,100	93,261	2,100	93,261
The Travelers Companies, Inc	Financials					1,700	83,725	1,700	83,725
Thermo Fisher Scientific Inc	Healthcare					1,800	88,290	1,800	88,290
TJX Companies, Inc. (New)	Consumer Discretionary			3,400	142,630			3,400	142,630
Trimas Corp.	Industrials	250	2,828					250	2,828
Varian Med Syst	Healthcare	166	8,678					166	8,678
Vimpel Communications	Information Technology	187	3,026					187	3,026
VMware Inc Class A	Information Technology			2,100	150,216			2,100	150,216
Waters Corporation	Healthcare					1,350	87,345	1,350	87,345
Western Digital	Information Technology	166	5,007					166	5,007
Whole Foods Market Inc	Consumer Staples			4,000	144,080			4,000	144,080
Willis Group Holdings Ltd	Financials					2,900	87,145	2,900	87,145
World Fuel Services Corp	Energy					3,400	88,196	3,400	88,196
Yum! Brands Inc.	Consumer Discretionary					2,300	89,792	2,300	89,792
Total Investments			248,498		4,265,591		4,287,137		8,801,225
Other assets, net of liabilities			46,688		(11,420)		24,151		260,852
Total Net Assets			$295,186		$ 4,254,171		$ 4,311,288		$ 9,062,077

Dblaine Fund
Statement of Assets and Liabilities Pro Forma (unaudited)
June 30, 2010

		Bryce Capital	Bryce Capital	Pro Forma		Pro Forma
	Dblaine Fund	Growth Fund	Value Fund	Adjustments		Combined

Assets
Investment in securities at market value	248,498	4,265,591	4,287,137			8,801,226
Dividend and interest receivable	551	765	1,956			3,272
Receivable for Investments Sold	-		23,502			23,502
Prepaid expenses and other assets	23,484	7,922	4,198	188,116	[2]	223,720
Receivable from Advisor	30,321			(1,336)	[3]	28,985
Total Assets	302,854	4,274,278	4,316,793	186,780		9,080,705

Liabilities
Payable for securities purchased		16,656	1,972			18,628
Accrued 12b-1 fees		-	-			-
Advisor Fees	562	-	-	(562)	[3]	-
Accrued expenses and other liabilities	7,106	3,451	3,533	(14,090)	[2]	-
Total Liabilities	7,668	20,107	5,505	(14,652)		18,628

Net Assets	$ 295,186	$ 4,254,171	$ 4,311,288	$ 201,432		$ 9,062,078

Net Assets Consist of:
Shares Paid in Surplus	303,500	4,343,477	8,529,922			13,176,899
Accumulated Net Investment Gain/Loss	1,858	(290,461)	(151,687)	201,432	[2,3]	(238,858)
Accumulated net realized loss from security transactions	1,616	(1,064,206)	(4,786,393)			(5,848,983)
Unrealized Market Apreciation/Depreciation Capital	(11,788)	1,265,361	719,446			1,973,019
Total Net Assets	$ 295,186	$ 4,254,171	$ 4,311,288	$ 201,432		$ 9,062,077

				$ -
Capital Stock Shares [a]
Fund Shares Outstanding	31,370.832	374,586.068	582,268.387	(25,154.793)		963,070.494

Net Asset Value, offering and
redemption price per share	$ 9.41	$ 11.36	$ 7.40			$ 9.41

[a] - shares of the Bryce Funds are exchanged for Class A shares of the Dblaine Fund

[1] represents adjustment to reflect advisory fee for the post reorganization entity of 60 basis points
[2] represents elimination of duplicative costs
[3] represents adjustment to reflect expense limitation agreement for post reorganization entity of 1.25%

Dblaine Fund
Statement of Operations Pro Forma (unaudited)
For the six months ended June 30, 2010
		[5]	[5]
		Bryce Capital	Bryce Capital	Pro Forma		Pro Forma
	Dblaine Fund	Growth Fund	Value Fund	Adjustments		Combined

Investment Income
Dividend Income, net of tax withholdings	$ 1,842	$ 5,024	$ 21,238			$ 28,104
Interest Income	18	-	-			18
Total Revenue	1,860	5,024	21,238			28,122

Expenses
Advisory Fees	562	21,813	21,436	(17,299)	[1]	26,512
Audit Fees	7,018	2,363	1,696	(4,059)	[2]	7,018
Accounting		9,504	7,443	(4,447)	[2]	12,500
Bluesky Fees	218	12,739	35,133	(33,090)	[2]	15,000
Chief Compliance Officer Fees	11,867	18,000	18,000	(36,000)	[2]	11,867
Custody Fees	3,830	22,462	12,882	(35,344)	[2]	3,830
Distribution Fees	234	2,502	3,416	11,991	[4]	18,143
Insurance Fees	3,072	7,108	3,037	(10,145)	[2]	3,072
Legal Fees	45,224	6,183	6,183	(12,366)	[2]	45,224
Miscellaneous Fees	182	13,189	18,905	(27,276)	[2]	5,000
Printing & Mailing Fees	364	264	2,111	(1,370)	[2]	1,369
Transfer Agent Fees	8,494	18,493	18,307	(26,801)	[2]	18,493
Trustee Fees	5,111	3,000	3,000	(6,000)	[2]	5,111
Total Expenses	86,175	137,620	151,549			173,139
Expense Waivers and Reimbursements	(86,174)	(20,668)	(11,838)	774	[3]	(117,906)
Total Expenses, net of reimbursements	2	116,952	139,711			55,233

Net Investment Income (Loss)	$ 1,858	$ (111,928)	$ (118,473)	(201,432)		$ 27,112)

[1] represents adjustment to reflect advisory fee for the post reorganization entity of 60 basis points
[2] represents elimination of duplicative costs
[3] represents adjustment to reflect expense limitation agreement for post reorganizaion entity of 1.25%
[4] represents adjustment for 25bp 12b-1 plan and $12,000 annual distributor fees
[5] represents 6 months ended June 30, 2010 based on the annual report dated June 30, 2010 and the semi-annual report dated December 31, 2009.

Dblaine Investment Trust

Dblaine Fund
Notes to Pro Forma Financial Statements
June 30, 2010 (Unaudited)

1.  ORGANIZATION

The Dblaine Fund (the ‘Fund’) is a diversified series of Dblaine Investment Trust, an Ohio business trust organized on September 28, 2009 (the ‘Trust’).  The Trust is registered as an open-end management investment company.  The Trust is governed by its Board of Trustees (the ‘Board’ or ‘Trustees’). The Trust is registered under the Investment Company Act of 1940 (the ‘1940 Act’) as an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 28, 2009 (the ‘Trust Agreement’).  The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value.  The Board of Trustees has authorized that shares of the Fund may be offered in two classes:  Class A and Class C.  Each class differs as to sales charges and ongoing fees. Class A shares have a maximum sales charge of 5.00%. Class C shares are a no-load share class. Income and realized/unrealized gains or losses are allocated to each class based on relative net assets.   The Fund is the only series currently authorized by the Trustees.  The investment advisor to the Fund is Dblaine Capital, LLC (the ‘Advisor’).

The investment objective of the Fund is to seek growth and income.

2.  BASIS OF COMBINATION

The accompanying pro forma financial statements are presented as of June 30, 2010 to show the effect of the proposed reorganization of the Bryce Capital Value Fund and the Bryce Capital Growth Fund (collectively, the ‘Bryce Funds’) into the Dblaine Fund of as if the reorganization had taken place as of December 30, 2009.

Under the terms of the Plan of Reorganization, the combination of the Dblaine Fund and the Bryce Funds will be accounted for by the method of accounting for tax-free mergers of investment companies.  The reorganization would be accomplished by an acquisition of the net assets of the Bryce Funds in exchange for shares of the Dblaine Fund at net asset value.  The statement of assets and liabilities and the related statement of operations of the Funds have been combined as of and for the period ended June 30, 2010, as if the reorganization had taken place as of December 30, 2009.  Following the acquisition, the Dblaine Fund will be the accounting survivor.  In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving fund and the results of operations of the pre-combination periods of the surviving fund will not be restated.

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned reorganization of the Bryce Funds into the Dblaine Fund had taken place December 30, 2009.  The unaudited pro forma information provided herein should be read in conjunction with the annual and semi-annual reports of Bryce Capital Funds dated June 30, 2010 and December 31, 2009, respectively; and the initial balance sheet of the Dblaine Fund December 17, 2009 and the semi-annual report of the Dblaine Fund, the acquiring fund dated Feb 28, 2010, each of which is on file with the SEC and is available at no charge.  The unaudited pro forma information set forth below for the period ended June 30, 2010 is intended to present ratios and supplemental data as if the merger of Bryce Capital Funds, the acquired funds, into Dblaine Fund, the acquiring fund, (collectively, the ‘Funds’) had been consummated at December 30, 2009, the inception date of the Dblaine Fund.  Financial information pertaining to the Bryce Capital Funds has been adjusted, as needed, to facilitate computation and presentation of the pro forma information.

3.  SECURITY VALUATION

The Fund's assets are generally valued at their market value using market quotations, unless market quotes are unavailable.  The Fund may use pricing services to determine market value.  If market prices are not readily available or, in the Adviser’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser will value the Fund's assets at their fair value according to policies approved by the Fund's Board of Trustees.  For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Adviser may need to price the security using the Fund's fair value pricing guidelines.  Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of the long term investors.  Securities trading on overseas markets present time zone arbitrage opportunities when events effecting portfolio security values occur after the close of the overseas market, but prior to the close of the U.S. market.  Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short term traders.  Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.  The Fund will invest in other investment companies (‘Underlying Funds’).  The Fund's NAV is calculated based, in part, upon the market prices of the Underlying Funds in its portfolio, and the prospectuses of those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.  Because foreign securities trade on days when Fund shares are not priced, the value of securities held by the Fund can change on days when Fund shares are not priced, the value of securities held by the Fund can change on days when Fund shares cannot be purchased or redeemed.

4.  CAPITAL SHARES

The pro forma net asset value per share assumes the issuance of shares of the Dblaine Fund that would have been issued at June 30, 2010, in conjunction with the proposed reorganization.  The pro forma number of shares outstanding for the combined fund consists of the following at June 30, 2010:

FUND	NET ASSETS	NET ASSET VALUE PER SHARE	SHARES OUTSTANDING
Dblaine Fund	$ 295,186	$ 9.41	31,371
Bryce Capital Growth Fund	$ 4,254,171	$ 11.36	374,586
Bryce Capital Value Fund	$ 4,311,288	$ 7.40	582,268
Combined Fund	$ 9,062,077	$ 9.41	963,070

5.  FEDERAL INCOME TAXES

Each fund has elected to be taxed as a ‘regulated investment company’ under the Internal Revenue Code.  After the reorganization, the Dblaine Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

Bryce Capital Funds

Special Meeting of Shareholders

October 27, 2010

Proxy Solicited by the Board of Trustees

The undersigned, revoking all previous proxies, if any, with respect to the Shares (defined below), hereby appoints Dennis E. Lohouse and Edmond D. Sheidlower as proxies, each with full power of substitution, to vote at the Special Meeting of Shareholders (the "Special Meeting") of Bryce Capital Funds (the "Trust") with respect to the Bryce Capital Growth Fund and the Bryce Capital Value Fund (each a "Fund" and together the "Funds"), which will be held on November 23, 2010, at 10:00 a.m. Eastern Time at the offices of at the offices of the Trust, 95 Allens Creek Road, Building 1, Suite 201, Rochester, NY 14618, and any adjournments or postponements thereof, all shares of beneficial interest ("Shares") on the proposals set forth on the reverse regarding:

3.
To approve, by a separate vote of the shareholders of each of the Bryce Capital Funds, an Agreement and Plan of Reorganization, dated as of August 6, 2010 between the Trust, on behalf of the Bryce Capital Funds, and the Dblaine Investment Trust, on behalf of the Dblaine Fund, a series of the Dblaine Investment Trust (the “Reorganization”); and

4.	To transact such other business as may properly come before the meeting or any adjournment thereof.

This proxy is solicited on behalf of the Trust’s Board of Trustees, and may be revoked prior to its exercise by filing with the Secretary of the Trust an instrument revoking this proxy or a duly executed proxy bearing a later date, or by appearing in person and voting at the Special Meeting.

This proxy will, when properly executed, be voted as directed herein by the signing shareholders(s).  If no contrary direction is given when the duly executed proxy is returned, this proxy will be voted for the foregoing proposal and will be voted in the appointed proxies' discretion upon such other business as may properly come before the special meeting.

Vote on Proposal

The Board of Trustees recommends a vote for the proposal to:

1
To approve, by a separate vote of the shareholders of each of the Bryce Capital Funds, an Agreement and Plan of Reorganization, dated as of August 6, 2010 between the Trust, on behalf of the Bryce Capital Funds, and the Dblaine Investment Trust, on behalf of the Dblaine Fund, a series of the Dblaine Investment Trust:

o For	o Against	o Abstain

Please date, sign and return this card using the enclosed, postage-paid envelope.

The undersigned acknowledges receipt with this proxy of a copy of the Notice of Special Meeting of Shareholders and the Proxy Statement/Prospectus of the Dblaine Investment Trust. Your signature(s) on this proxy should be exactly as your name(s) appear on this proxy. If the shares are held jointly, each holder should sign this proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

Signature (Please sign within the box)	Date

Signature (Joint Owners):	Date

Vote by mail

Mark, sign and date your proxy card and return it in the postage-paid envelope we have provided.